485BPOS		File Nos. 333-182990
Allianz Vision New York (ALIP)		811-05716
		Class I.D. C000119019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	21	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	266	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

28 Liberty Street, 38th Floor, New York, New York 10005-1422
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
28 Liberty Street, 38th Floor
New York, New York 10005-1422
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2020 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2020
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS
ALLIANZ VisionSM New York VARIABLE ANNUITY CONTRACT issued on or after
April 29, 2013
Issued by Allianz Life® of NY Variable Account C and Allianz Life Insurance Company of New York
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life® of New York, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers the following optional benefits for an additional charge.
Currently Available Benefits
•	Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector is described in section 11.a.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
•	Maximum Anniversary Death Benefit locks in any annual investment gains (Maximum Anniversary Value) to potentially provide an increased death benefit. Maximum Anniversary Death Benefit is described in section 11.b.
•	Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments). Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Bonus Option is described in section 11.c.
If you select the Maximum Anniversary Death Benefit, you must also select Income Protector (an Additional Required Benefit). However, you can select Income Protector separately without selecting the Maximum Anniversary Death Benefit. If you select Income Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Maximum Anniversary Death Benefit and Income Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for Income Protector, please see the Rate Sheet Supplement. Please see Appendix F of this prospectus for information regarding the rates for previously available Income Protector riders issued before May 1, 2020.
Previously Available Benefits
•	Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix D.
•	Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from April 29, 2013 through October 16, 2016 and is described in Appendix E.
All guarantees under the Contract are the obligations of Allianz Life of New York and are subject to the claims paying ability and financial strength of Allianz Life of New York.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

The primary purpose of this prospectus is to offer the product for sale; it is not intended to constitute a suitability recommendation or fiduciary advice. Please consult your Financial Professional for a specific recommendation to purchase the Contract.
Allianz Life of NY Variable Account C is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com/new-york.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2020
Versions of Optional Benefits That Are No Longer Available
The prospectus appendices include information on features, charges and available Investment Options for the following versions of benefits we no longer offer. The benefit version identifier, for example (07.12), is located in your rider.
Appendix	Benefit Version Identifier	Available From	Available Through
D – Income Focus		April 29, 2013	April 24, 2015
E – Investment Protector	(07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	April 29, 2013	October 16, 2016
F – Income Protector	(10.12)	April 29, 2013	April 24, 2015
	(04.15, 04.16)	April 27, 2015	May 2, 2016
	(05.16, 06.16)	May 3, 2016	July 4, 2016
	(07.16, 08.16)	July 5, 2016	September 5, 2016
	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	(12.16)	December 6, 2017	January 2, 2017
	(01.17, 02.17)	January 3, 2017	March 6, 2017
	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17)	March 7, 2017	December 4, 2017
	(12.17, 01.18, 02.18)	December 5, 2017	March 5, 2018
	(03.18, 04.18, 05.18, 06.18, 07.18)	March 6, 2018	August 6, 2018
	(08.18, 09.18, 10.18)	August 7, 2018	November 5, 2018
	(11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2, 05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20)	November 6, 2018	April 6, 2020
	(04.20v1, 04.20v2)	April 7, 2020	May 4, 2020

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

If you select Income Protector, we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.
All of the Investment Options listed below are available to a Contract without Income Protector. If you have a benefit that restricts access to Investment Options, your available Investment Options are listed in the section that describes that benefit. For example, the Investment Options available with Investment Protector are listed in Appendix E. Certain Investment Options that are closed and are no longer available for selection are discussed in Appendix G.
CURRENTLY AVAILABLE INVESTMENT OPTIONS
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund(1)
AZL MVP FusionSM Dynamic Balanced Fund(1)
AZL MVP FusionSM Dynamic Conservative Fund(1)
AZL MVP FusionSM Dynamic Moderate Fund(1)
AZL® MVP Global Balanced Index Strategy Fund(1)
AZL® MVP Growth Index Strategy Fund(1)
AZL® MVP Moderate Index Strategy Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(1)BLACKROCK
AZL® Enhanced Bond Index Fund(1)
AZL® Government Money Market Fund(1)	BLACKROCK (continued)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund(1)
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund(1)GATEWAY
AZL® Gateway Fund	J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio(1)
METWEST
AZL® MetWest Total Return Bond Fund(1)
MFS
MFS VIT Total Return Bond Portfolio(1)
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
PIMCO
PIMCO VIT Balanced Allocation Portfolio(1)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio(1)
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund
(1)	These Investment Options are available with the current version of Income Protector.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Investment Options available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from Allianz Life of New York or from your Financial Professional. Instead, the reports would be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you would not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allianz Life of New York electronically by contacting our Service Center at the toll-free telephone number listed at the back of this prospectus or by signing up for electronic delivery on our website at www.allianzlife.com/paperless. You may elect to receive all future reports in paper free of charge. You can inform Allianz Life of New York that you wish to continue receiving paper copies of your shareholder reports by contacting your Financial Professional, or contacting our Service Center at the toll-free telephone number listed at the back of this prospectus. Your election to receive reports in paper will apply to all Investment Options available under your contract.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date.
Additional Required Benefit – an additional optional benefit you must have if you select the Maximum Anniversary Death Benefit described in section 11.b. Additional Required Benefits include Income Protector or either the previously available Income Focus or Investment Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it is initially equal to Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix F for the Annual Increase Percentage for previously available versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase. There are restrictions on who can become an Annuitant.
Annuity Date – the date we process your request to begin making Annuity Payments to the Payee from the Contract.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix D.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a, or Income Focus Payments under Income Focus as discussed in Appendix D.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under Income Focus as discussed in Appendix D.
Bonus Option – an optional benefit available for an additional charge that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 as discussed in section 11.c. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. The Contract Value includes any applicable bonus.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2. There are restrictions on who can become a Covered Person.
Daily Transactions – On a Business Day, any additional Purchase Payments received, any withdrawals taken, or transfer fees deducted. Withdrawals include Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.
Determining Life (Lives) – the person(s) designated at Contract issue and named in the Contract on whose life we base the guaranteed Traditional Death Benefit or Maximum Anniversary Death Benefit.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix E. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix E also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix D.
Financial Professional – the person who advises you regarding the Contract.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix E. Appendix E also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix E. Appendix E also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix F for the Guarantee Years for previously available versions of Income Protector.
Income Focus – an optional benefit described in Appendix D that is no longer available, has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix D. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age. The minimum exercise age for the Income Protector is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix F for the minimum exercise age for previously available versions of Income Protector.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix D. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix D. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it is initially equal to Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix E that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date. We must receive your initial Purchase Payment and all necessary information before we issue the Contract.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a.
Maximum Anniversary Death Benefit – an optional benefit described in section 11.b that has an additional M&E charge and is intended to provide an increased death benefit. Also requires selection of an Additional Required Benefit.
Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefit as discussed in section 11.b.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix F for the Payment Percentages table for previous versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a.
Rate Sheet Supplement – the supplement that must accompany this prospectus that contains the rates for the values used to calculate the benefits provided by Income Protector. The Rate Sheet Supplement has the rates for the Annual Increase Percentage, Guarantee Years, Payment Percentages table, and the minimum exercise age. Once these rates are established for your Contract, they will not change while your benefit is in effect. Historical Rate Sheet Supplements for Income Protector and Investment Protector can be found in Appendix B to the SAI.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in Appendix E.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Target Value – the amount we guarantee will be available to you on each Target Value Date under Investment Protector as discussed in Appendix E. If you selected Investment Protector at issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value under Investment Protector as discussed in Appendix E.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix D. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or total Purchase Payments adjusted for withdrawals described in section 10.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Fee Tables
These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7.
Owner Transaction Expenses
Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	3.5%
(as a percentage of each Purchase Payment)
Owner Periodic Expenses
Contract Maintenance Charge(5)	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	New York does not currently impose this tax, but we reserve the right to deduct this charge if they do so in the future. This is the current maximum charge imposed in other states as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Contract Annual Expenses
Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Maximum Anniversary Death Benefit(7)	1.70%
Base Contract with the Bonus Option	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit(7)	2.20%

Currently Available Benefit	Rider Charge (as a percentage of the Benefit Base)
	Maximum	Current(8)
Income Protector
Single Lifetime Plus Payments	2.50%	1.40%
Joint Lifetime Plus Payments	2.75%	1.40%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Previously Available Benefits (Version Identifier)	Available Dates	Rider Charge
		Maximum			Current(8)
		Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 04.20v2)	1/3/2017 – 5/4/2020	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16)	4/27/2015 – 1/2/2017	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12)	4/29/2013 – 4/24/2015	2.50%	2.75%	1.10%	1.10%
Income Focus with Income Focus Payments (rider charge as a percentage of the Total Income Value)
Income Focus	4/29/2013 – 4/24/2015	2.75%	2.95%	1.30%	1.30%

Previously Available Benefit (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Current(8)
Investment Protector
Investment Protector (07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	1.30%
Investment Protector (07.12)	4/29/2013 – 7/19/2013	2.50%	1.20%
(6)	We do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	If you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the rider termination date.
(8)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix D, and for Investment Protector see Appendix E.
Annual Operating Expenses of the Investment Options
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2019, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(9) (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements	0.49%	2.27%
(9)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
Examples
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.
We deduct the $50 contract maintenance charge in the examples on each Contract Anniversary during the Accumulation Phase (or the next Business Day if the Contract Anniversary is not a Business Day). A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

All figures in the examples below reflect the most expensive combination of currently available benefits, which is the Base Contract with Bonus Option, Maximum Anniversary Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.20% M&E charge and a maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 years
2.27% (maximum Investment Option operating exp.)	$1,560	$3,210	$4,753	$8,386
0.49% (minimum Investment Option operating exp.)	$1,380	$2,701	$3,960	$7,090
2)	If you annuitize your Contract and begin Annuity Payments at the end of each time period. The earliest available Annuity Date (the date we process your request to begin Annuity Payments) is 13 months after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 years
2.27% (maximum Investment Option operating expense)	N/A	$2,412	$4,087	$8,336
0.49% (minimum Investment Option operating expense)	N/A	$1,903	$3,294	$7,040
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 years
2.27% (maximum Investment Option operating expense)	$812	$2,462	$4,137	$8,386
0.49% (minimum Investment Option operating expense)	$632	$1,953	$3,344	$7,090
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2019. See the SAI Appendix for condensed financial information regarding the December 31, 2019 AUVs for other charges.

1.  The Variable Annuity Contract
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchasing the Contract – Purchase Requirements.
The Contract also offers the following optional benefits, for an additional charge.
Currently Available Benefits
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. The minimum exercise age for the currently available version of Income Protector is stated in the Rate Sheet Supplement. Appendix F contains information specific to previously available versions of this benefit.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	The Maximum Anniversary Death Benefit (see section 11.b) potentially provides an increased death benefit based on the highest annual Contract Value adjusted for withdrawals (Maximum Anniversary Value). The Maximum Anniversary Death Benefit is only available at issue and requires you to also select Income Protector.
•	The Bonus Option (see section 11.c) provides a 6% bonus on Purchase Payments received before age 81. The Bonus Option has a higher and longer withdrawal charge schedule and is only available at issue.
Previously Available Benefits
•	Income Focus (see Appendix D) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 29, 2013 through April 24, 2015.
•	Investment Protector (see Appendix E) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. Investment Protector was available from April 29, 2013 through October 16, 2016.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Annuity Date. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Annuity Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If the Annuity Date occurs after Lifetime Plus Payments or Income Focus Payments begin and these payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments as described in section 9 – When Annuity Payments Begin. Your Annuity Payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.  Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Annuity Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Annuity Date. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 9, When Annuity Payments Begin. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Annuity Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER

Action if the Contract is in the Accumulation Phase

•	We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If you have Income Protector, this benefit and any Lifetime Plus Payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person.
•	If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater and available, and the death benefit ends,
–	the surviving spouse becomes the new Owner,
–	the Accumulation Phase continues, and
–	upon the surviving spouse’s death, his or her Beneficiary(s) receives the Contract Value.
–	The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies.
•	If the deceased Owner was not the Determining Life the Traditional Death Benefit or Maximum Anniversary Death Benefit are not available.
Action if the Contract is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guarantee period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Determining Life (Lives)
The Determining Life (Lives) are the individuals on whose life we base the guaranteed Traditional Death Benefit or Maximum Anniversary Death Benefit. We establish the Determining Life (Lives) at Contract issue and they generally do not change. For an individually owned Contract the Determining Life (Lives) are the Owner(s). For a non-individually owned Contract the Determining Life is the Annuitant. After the Issue Date the Determining Life (Lives) only change as follows:
•	If you remove a Joint Owner due to divorce we also remove that person as a Determining Life, or
•	If you purchase a jointly owned Non-Qualified Contract and change ownership to a Trust, we remove the prior Owner who is not the Annuitant as a Determining Life.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Beneficiary
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
• FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.
Covered Person(s)
If you have Income Protector or the previously available Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit under Income Protector (Income Focus is no longer available), when lifetime payments can begin and the initial payment amount. When you select Income Protector, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). For Income Focus you made this choice when you selected the benefit. Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. For Income Protector, joint lifetime payments are not currently available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, Joint Owners must be spouses and you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial IRA.
You cannot add, remove or replace a Covered Person after the rider effective date if you have Income Protector or Income Focus.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses you must send us written notice, and we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant.
If we remove one joint Covered Person, we do not change your rider charge; we continue to assess the charge associated with joint lifetime payments. We also calculate lifetime payments based on the originally named joint Covered Persons and their ages. However, lifetime payments will continue and end based on the life of the remaining Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Once we remove a Covered Person, he or she cannot be reinstated.

• For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. A request is in “Good Order” when it contains all the information we require to process it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• We cannot restrict assignments and an assignment does not change the Determining Life (Lives). The Traditional Death Benefit and Maximum Anniversary Death Benefit are only available on the death of a Determining Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.
• We cannot restrict assignments and an assignment does not change the Covered Person(s) for Contracts with Income Protector or Income Focus. Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased’s spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.  Purchasing the Contract
Purchase Requirements
To purchase this Contract, all Owners and the Annuitant must be age 80 or younger on the Issue Date.
The Purchase Payment requirements for this Contract are as follows.
•	The minimum initial Purchase Payment due on the Issue Date is $10,000.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	If you do not have Income Protector, or the previously available Income Focus or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you have Income Protector, or the previously available Income Focus or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have the previously available Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	If you select the Maximum Anniversary Death Benefit, you must also select Income Protector.
•	We do not accept additional Purchase Payments on or after the Annuity Date.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
Once we receive your initial Purchase Payment and all necessary information in Good Order at our Service Center, we issue the Contract within two Business Days and allocate your payment to your selected Investment Options. If you do not give us all of the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this process within five Business Days, we either send back your money or get your permission to keep it until we get all of the necessary information.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the payment and/or application until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Annuity Date). If mandated under applicable law, we may be required to reject a Purchase Payment.
Applications Sent Electronically
We accept manually signed applications that are in Good Order and are sent by fax, or email, or uploaded to our website. It is important to verify receipt of any faxed application, or to receive a confirmation number when using email or the web. We are not liable for applications that we do not receive. A manually signed application sent by fax, email or over the web is considered the same as an application delivered by mail. Our electronic systems (fax, email or website) may not always be available; any electronic system can experience outages or slowdowns which may delay application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our electronic application policy at any time and for any reason.
Allocation of Purchase Payments
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus, or Investment Protector. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Annuity Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
• For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate immediately in this program, we apply 100% of the initial Purchase Payment (including any applicable bonus) to the AZL Government Money Market Fund. If you choose to participate later, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
• This program is not available if you have Income Focus.
Free Look/Right to Examine Period
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. We return your Contract Value as of the Business Day we receive your cancellation request in Good Order. This may be more or less than your initial Purchase Payment. If you cancel a Contract with the Bonus Option, you forfeit the entire bonus amount (see section 11.c, Bonus Option). If you have an IRA Contract, we refund your Purchase Payments less withdrawals, or Contract Value, if greater. For IRA Contracts, we reserve the right to allocate your initial Purchase Payment to the AZL Government Money Market Fund until the free look period ends, and then re-allocate your money, less fees and charges, according to your future Purchase Payment allocation instructions. We do not assess a withdrawal charge or deduct any Contract fees or charges other than the m&e charge if you cancel your Contract during the free look period. In the Contract, the free look provision is also called the right to examine.

4.  Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life of NY Variable Account C). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount is equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Computing Contract Value
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value.

5.  Investment Options
The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. We send you the current copy of the Investment Options’ prospectus when we issue the Contract. You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of May 1, 2020, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the funds underlying the Investment Options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected Investment Options, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as purchasing the Contract or making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.
	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.
	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	High level of current income while maintaining prospects for capital appreciation	Invests primarily (approximately 95%) in the underlying AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Fusion Dynamic Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Global Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of three underlying funds including, AZL MSCI Global Equity Index Fund (42.5%), AZL MSCI Emerging Markets Equity Index Fund (5%), and AZL Enhanced Bond Index Fund (47.5%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	A “Fund of Funds” Model Portfolio	Long term capital appreciation with preservation of capital as an important intermediate-term objective	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal	Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible	Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.
	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible	Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return	Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.
DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond	The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value	Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income	Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.
FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in debt securities of any maturity.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments	Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.
J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return	At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.
MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.
MORGAN STANLEY
Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation	Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark	Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (“Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (“Fixed Income Sleeve”).
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Dynamic Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.
	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark	At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Global Managed Asset Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index	Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.
	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.
	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective	Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus, or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” stated in section 11.a, Income Protector, or Appendix D – Income Focus, or Appendix E – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
• This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options according to your future Purchase Payment allocation instructions on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
• This program is not available if you have Income Protector, Income Focus, or Investment Protector.
Financial Adviser Fees
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59 1⁄2, withdrawals may be subject to a 10% additional federal tax.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows:
•	You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

6.  Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base, or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact Allianz Life of New York’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process applications or claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

7.  Expenses
Contract fees and expenses reduce your investment return and are described here in detail.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Mortality and Expense Risk (M&E) Charge
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Maximum Anniversary Death Benefit(2)	1.70%
Base Contract with the Bonus Option	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit(2)	2.20%
(1)	Upon the death of the Owner, we continue to assess this M&E charge under death benefit payment Option B, and with optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	If you remove an Additional Required Benefit from your Contract without simultaneously replacing it we stop assessing the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of annual investment gains to your death benefit but you keep any prior lock ins.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Rider Charge
If you select Income Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge on each Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you annuitize the Contract, we deduct the final rider charge before calculating Annuity Payments.
•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge
	Maximum	Minimum	Current
Income Protector (as a percentage of the Benefit Base)
Single Lifetime Plus Payments	2.50%	0.50%	1.40%
Joint Lifetime Plus Payments	2.75%	0.50%	1.40%
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value . We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base and Maximum Anniversary Death Benefit’s Maximum Anniversary Value (see section 11.b). If on a Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) the Contract Value is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which includes the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the next Quarterly Anniversary we would deduct $396.94 from the Contract Value, then apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which includes the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.

• Rider charges for prior versions of Income Protector are included in Appendix F. Rider charges for the previously available Income Focus are included in Appendix D, and for the previously available Investment Protector are included in Appendix E.
• If Income Protector ends before the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we refund any rider charges accrued and deducted after the date of death . If Income Protector ends after the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we will not refund rider charges accrued and deducted after the date of death.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Contract Maintenance Charge
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase if the total Contract Value for all VisionSM New York Contracts you own is at least $100,000 at the end of the last Business Day before the Contract Anniversary, or if the Contract Value for this single Vision New York Contract is at least $100,000 on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day). We determine the total Contract Value for all individually owned VisionSM New York Contracts by using the Owner’s social security number, and for non-individually owned VisionSM New York Contracts we use the Annuitant’s social security number.
•	During the Annuity Phase.
•	When paying death benefits under death benefit payment options A, B, or C.
We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day). If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values.
Withdrawal Charge
You can take withdrawals during the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis, and is withdrawn from Purchase Payments on a FIFO basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value . We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge. We also deduct this $12,000 from the first $30,000 Purchase Payment, which leaves $18,000 in this first payment.
3)	Purchase Payments on a FIFO basis. We withdraw the remaining $18,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $16,650. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
$18,000 x 0.925 = $16,650.
Next we withdraw from the second Purchase Payment. So far, you received $28,650 ($12,000 under the free withdrawal privilege and $16,650 from the first Purchase Payment), so we withdraw $23,350 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
$23,350 ÷ 0.915 = $25,519
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,519 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,519.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract is sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchase Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract is sold by a Financial Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

• We do not reduce the Withdrawal Charge Basis for the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
– deductions of Contract expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1⁄2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus, or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
We deduct the transfer fee on a dollar for dollar basis from the amount of Contract Value being transferred before allocating the remaining Contract Value to your selected Investment Options. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Investment Option Expenses
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.  Access to Your Money
The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on a Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

You can take withdrawals during the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $100.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you have Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Ordinary income taxes and tax penalties may apply to any withdrawal you take.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.
Free Withdrawal Privilege
Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
• The free withdrawal privilege is not available upon a full withdrawal, or while you are receiving Lifetime Plus Payments or Income Focus Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. However, if your Contract Value is less than $25,000, we only make annual payments. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. The minimum amount you can withdraw under this program is $100 and there is no maximum. We make systematic withdrawals on the ninth of the month, or the next Business Day if the ninth is not a

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period , systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
• Ordinary income taxes and tax penalties may apply to systematic withdrawals.
• The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments, or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the next Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix D – Income Focus: Calculating Your Income Focus Payments.

• You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.
• The minimum distribution program is not available while you are receiving systematic withdrawals.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

9.  The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

You can apply your Contract Value to regular periodic fixed annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•	The Contract Value on the Annuity Date.
•	The age of the Annuitant and any joint Annuitant on the Annuity Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s interest rate (or current rates, if higher) and mortality table.
We guarantee the dollar amount of Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. The amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Annuity Date and before we send the first Annuity Payment, we will cancel the Annuity Option that was elected and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option minus the total paid under the option. If the Owner is an individual we pay the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

• If you do not choose an Annuity Option before the Annuity Date, we make Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.
When Annuity Payments Begin
Annuity Payments begin on the Annuity Date. Your scheduled Annuity Date is the first day of the calendar month following the Annuitant’s 90th birthday and is stated in your Contract. An earlier Annuity Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Annuity Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Annuity Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Annuity Date must be at least 13 months after the Issue Date. The Annuity Date cannot be later than what is permitted under applicable law. If we require you to annuitize the Contract while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
• If on the Annuity Date your Contract Value is greater than zero, you must annuitize the Contract. We notify you of your available options in writing 60 days in advance, including the option to extend your Annuity Date if available. If on your Annuity Date you have not selected an Annuity Option, we make payments under Annuity Option 2 with ten years of guaranteed monthly payments. Upon annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
• For Contracts with Income Protector or Income Focus: If on the Annuity Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to annuitize the Contract, we make the following guarantee if you take Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your Annuity Payments equals the greater of:
– annual Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your Annuity Payments equals the greater of:
– annual Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.

10.  Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provides the Traditional Death Benefit. If available, you can instead select the Maximum Anniversary Death Benefit at Contract issue (see section 11.b, Maximum Anniversary Death Benefit).
The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
The Contract provides the Traditional Death Benefit based on the greater of:
•	Contract Value (after deduction of the final rider charge, if applicable), or
•	total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation we determine the Traditional Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of total Purchase Payments adjusted for withdrawals determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
•	If a Determining Life dies before you we do not pay a death benefit to the Beneficiary(s), but we may increase the Contract Value. We compare the Contract Value and total Purchase Payments adjusted for withdrawals determined at the end of the Business Day we receive due proof of a Determining Life’s death. If your Contract Value is less than total Purchase Payments adjusted for withdrawals, we increase your Contract Value to equal total Purchase Payments adjusted for withdrawals, and the Traditional Death Benefit ends. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
•	Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
The Traditional Death Benefit ends upon the earliest of the following:
•	The Business Day before the Annuity Date.
•	The Business Day that total Purchase Payments adjusted for withdrawals and Contract Value are both zero.
•	Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.
•	Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
•	The Business Day the Contract ends.

• The Traditional Death Benefit is a first-to-die benefit based on the Determining Life (Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the Traditional Death Benefit is no longer available. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Traditional Death Benefit is not available to your Beneficiary(s).
• For Contracts with the Bonus Option: Bonus amounts are included in the parts of the Traditional Death Benefit based on Contract Value, but do not in the parts of the Traditional Death Benefit based on Purchase Payments.
• For Contracts with Income Protector or either the previously available Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit's guaranteed value. In addition, each lifetime payment and any Excess Withdrawal reduces the Traditional Death Benefit's guaranteed value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments and Excess Withdrawals may cause the Traditional Benefit to end.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Death of the Owner and/or Annuitant
The Appendix to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. For Contracts issued or delivered in New York, if Option A is selected and we do not pay the claim within seven days, we pay interest on the death benefit amount beginning on the eighth calendar day at the greater of the current settlement rate which we declare annually, or 3%. You can contact our Service Center at the address or phone number listed at the back of this prospectus for information on the current settlement rate.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;
•	he or she is subject to any remaining withdrawal charge; and
•	upon the surviving spouse’s death their Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.40% M&E charge. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.40% M&E charge. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Other rules may apply to Qualified Contracts.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

11.  Selection of Optional Benefits
Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.
Currently Available Benefits
•	Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix F contains information specific to previously available versions of this benefit.

• Income Protector provides no payments before the minimum exercise age. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
•	Maximum Anniversary Death Benefit. This benefit locks in any annual investment gains to provide an increased death benefit as described in section 11.b, Maximum Anniversary Death Benefit.
•	Bonus Option. This benefit provides a 6% bonus on each Purchase Payment received before age 81 and has a higher and longer withdrawal charge schedule. The Bonus Option is described in section 11.c, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
Previously Available Benefits
•	Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector’s Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix D. Income Focus was available from April 29, 2013 through April 24, 2015.
•	Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in Appendix E. Investment Protector was available from April 29, 2013 through October 16, 2016.
At issue you first select either the Base Contract or Bonus Option. You then choose whether to add the Maximum Anniversary Death Benefit to your Contract. After we issue the Contract, you cannot remove the Bonus Option or Maximum Anniversary Death Benefit from your Contract. If you select the Maximum Anniversary Death Benefit, you must also select an Additional Required Benefit at issue (currently Income Protector is the only available Additional Required Benefit). You can select Income Protector once at issue, or on a Quarterly Anniversary during the Accumulation Phase (if available) before the older Covered Person reaches age 81. We reserve the right to stop offering Income Protector after the Issue Date.
If you have an Additional Required Benefit, you can remove it subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing Income Focus in Appendix D, and Removing Investment Protector in Appendix E). You cannot re-select Income Protector in the future after you remove it from your Contract. If you select the Maximum Anniversary Death Benefit and remove an Additional Required Benefit without simultaneously replacing it, you keep any prior lock ins of annual investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.
Replacing Optional Benefits
If you have Investment Protector and would like to replace it with Income Protector, you can do so one time if you meet the age selection requirement, and Income Protector is available. If you replace Investment Protector with Income Protector, we require you to reallocate your Contract Value and change your future allocation instructions to comply with Income Protector’s Investment Option allocation and transfer restrictions. This is the only replacement we allow. A replacement includes both the simultaneous removal and addition of benefits on a Quarterly

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. Income Protector’s guarantees may be more or less than Investment Protector’s guarantees.
Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.40% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 1.20% or 1.30% of the Target Value as stated in Appendix E.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date subect to a $50 minimum and an annual limit of the initial amount. The initial amount is all payments received in the first Contract quarter.	We only accept additional Purchase Payments before the third rider anniversary subect to a $50 minimum and an annual limit of the initial amount. The initial amount is all payments received in the first Contract quarter.
Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age when you select the benefit.	The earliest available initial Target Value Date is the Earliest Anniversary stated in Appendix E.
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will have paid for the benefit without receiving any of its advantages.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent Target Value Dates occur on every Future Anniversary stated in Appendix E.
What are the guaranteed values?	The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is the greater of the Quarterly Anniversary Value, or the Annual Increase. If selected at issue, the Annual Increase is initially equal to Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase during the Guarantee Years. If selected after issue, the Annual Increase is initially equal to the Contract Value on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase during the Guarantee Years. On Quarterly Anniversaries we reset the Annual Increase to equal the Contract Value if greater, and apply future quarterly simple interest to this reset value. The Lifetime Plus Payment Percentages, simple interest increase (Annual Increase Percentage) and Guarantee Years are stated in the Rate Sheet Supplement.	The Target Value is equal to the greater of the highest Contract Anniversary value (Rider Anniversary Value) multiplied by the Guarantee Percentage stated in Appendix E, or the total Purchase Payments adjusted for withdrawals if selected at issue, or the Contract Value on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments if selected after issue. It is guaranteed to be available on each Target Value Date.

11.a  Income Protector
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Rate Sheet Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

There are several important points to consider before selecting Income Protector.
•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages. In addition, before Lifetime Plus Payments begin you are paying for a benefit that you are not currently using.
•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not create Contract Value or guarantee Investment Option performance.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you select this benefit, any active flexible rebalancing program ends.
•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.
•	For Joint Owners and/or joint Covered Persons, if you and your spouse divorce after selecting Income Protector and you notify us, we treat any request to reduce or divide benefits under this Contract as a request for a withdrawal of Contract Value payable to you. We process the withdrawal and remove one spouse from the Contract as a Covered Person, Owner, and/or Annuitant, according to your instructions or any applicable court order. This withdrawal is subject to any applicable tax or withdrawal charge, and may reduce the Benefit Base and/or cause Lifetime Plus Payments and Income Protector to end prematurely. However, if you do not notify us of the divorce, the Contract continues and upon the death of an Owner, we pay any applicable death benefit to the Beneficiary(s) and the Contract and this benefit both end.
Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.
Selecting Income Protector
You can select Income Protector at issue, or on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81 if available as described in the Note below. Covered Person(s) are discussed in section 2.
You can select Income Protector after the Issue Date by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000. You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
• You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.
• You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.
• Income Protector is not available if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. You cannot re-select this benefit in the future after you remove it from your Contract.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value determined on the Benefit Date excluding any Daily Transactions,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Rate Sheet Supplement.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the current Contract Value (excluding any Daily Transactions) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base on a Benefit Anniversary (or the next Business Day if the Benefit Anniversary is not a Business Day) as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date is after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not on a Business Day) the Quarterly Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We establish your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Rate Sheet Supplement.
If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date is after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day), the Annual Increase is equal to:
a + (b x (c – d))

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Where:
a	=	The Annual Increase.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Rate Sheet Supplement) divided by four.
c	=	The Increase Base.
d	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2013, the Rider Effective Date is September 1, 2013, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2043.
We then automatically increase both the Annual Increase and the Increase Base to equal the Contract Value, excluding any Daily Transactions, if this Contract Value is greater than the Annual Increase we just calculated. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
• FOR CONTRACTS WITH THE BONUS OPTION: The bonus is not included in the parts of the Quarterly Anniversary Value, Annual Increase or Increase Base based on Purchase Payments.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date. The Benefit Date can be either the 1st or 15th of a calendar month, or any other day that you request and we agree to. However, we do not allow the Benefit Date to be later than the 28th of a calendar month. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Rate Sheet Supplement.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot make additional Purchase Payments, therefore total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you select the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you annuitize the Contract, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Annuity Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value is greater than the Contract Value on the prior Benefit Anniversary (or the Benefit Date if this is the first Benefit Anniversary). If either of these dates does not occur on a Business Day, we use Contract Values from the next Business Day. For the Benefit Date and each Benefit Anniversary, we exclude from that day’s Contract Value any Daily Transactions. This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person’s current age multiplied by the current Contract Value (excluding any Daily Transactions) results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Rate Sheet Supplement.

• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Benefit Anniversary when determining annual payment increases.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Rate Sheet Supplement
As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. These values may change from time to time and will be reflected in an amended Rate Sheet Supplement filed on EDGAR at www.sec.gov under File Number 333 182990. The Rate Sheet Supplement currently in effect can also be found on our website at www.allianzlife.com/visionnyrates. You should not select Income Protector without first obtaining the current Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. If you select Income Protector at issue, we will send you a copy of the Rate Sheet Supplement for the rider when we issue the Contract. If you select Income Protector after the Issue Date, the Rate Sheet Supplement will be delivered to you with the rider. For previously available Income Protector riders issued before May 1, 2020, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix F. Historical Rate Sheet Supplements for Income Protector can be found in Appendix B to the SAI.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you select Income Protector we require you to allocate your Contract Value to the Investment Options listed below.
Income Protector available Investment Options
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
• The available Investment Options for previous versions of Income Protector are listed in Appendix F.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions, which must comply with the restrictions stated here. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

When Income Protector Ends
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Annuity Date.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b  Maximum Anniversary Death Benefit
We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. You can select this benefit at issue and once you select it you cannot remove it from your Contract. The Maximum Anniversary Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Maximum Anniversary Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value.
The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Maximum Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary before the end date (or on the next Business Day if the Contract Anniversary is not on a Business Day) the Maximum Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation we determine the Maximum Anniversary Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the Maximum Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
•	If a Determining Life dies before you we do not pay a death benefit to the Beneficiary(s), but we may increase the Contract Value. We compare the Contract Value and Maximum Anniversary Value determined at the end of Business Day we receive due proof of a Determining Life’s death. If your Contract Value is less than the Maximum Anniversary Value, we increase your Contract Value to equal the Maximum Anniversary Value. The Maximum Anniversary Value becomes the Contract Value, and the Maximum Anniversary Death Benefit ends. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
•	Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
The Maximum Anniversary Death Benefit ends upon the earliest of the following.
•	The Business Day before the Annuity Date.
•	The Business Day that the Maximum Anniversary Value and Contract Value are both zero.
•	Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.
•	Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
•	The Business Day the Contract ends.

• Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of annual investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.
• If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Maximum Anniversary Value. Taking lifetime payments and Excess Withdrawals may cause the Maximum Anniversary Death Benefit to end.
• The Maximum Anniversary Death Benefit is a first-to-die benefit based on the Determining Life (Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the Maximum Anniversary Death Benefit is no longer available and we no longer assess the additional 0.30% M&E charge for this benefit. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Maximum Anniversary Death Benefit is not available to your Beneficiary(s).
• The Maximum Anniversary Death Benefit cannot be less than the Traditional Death Benefit, but they may be equal. Please discuss this benefit’s appropriateness with your Financial Professional.
• For Contracts with the Bonus Option: The bonus is not included in the parts of the Maximum Anniversary Death Benefit based on Purchase Payments.

11.c   Bonus Option
We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81(or the Annuitant reaches age 81 if Owner is a non-individual). After a withdrawal, we only apply a bonus to the part of additional Purchase Payments that are greater than total Purchase Payments previously withdrawn. You can select the Bonus Option at issue and once you select it you cannot remove it from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
•	We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
•	All bonus gains and losses are part of your Contract Value.
We pay all bonus amounts from the general account assets of Allianz Life of New York. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.
If you cancel your Contract during the free look/right-to-examine period you lose all of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

• The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.
• The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements. Please discuss this benefit’s appropriateness with your Financial Professional and tax adviser.

12.  Taxes
This section provides a summary explanation of the tax ramifications of purchasing a Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Qualified and Non-Qualified Contracts
You can purchase either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Currently we offer the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
We may determine which types of qualified retirement plans are eligible to purchase this Contract.
If you purchase a Qualified Contract, you already receive the benefit of tax deferral through the qualified plan, and so you should purchase this Contract for purposes other than tax deferral.
You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code. There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Taxation of Annuity Contracts
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59 1⁄2, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.  Other Information
Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is 1633 Broadway, 42nd Floor, New York, NY 10019-7585. We currently offer variable annuities and registered index-linked annuities. We are licensed to do direct business in 6 states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C) as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life of New York.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of the Contracts. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

We and/or ALFS may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or ALFS may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries. Allianz Life Insurance Company of North America (as service provider for the Contracts) also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total), and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included or incorporated by reference in Part C of the Registration Statement.
Status Pursuant To Securities Exchange Act Of 1934
Allianz Life of New York hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

14.  Privacy Notice
Allianz Life Insurance Company of New York
Home Office: New York, NY
Administrative Office
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
800.950.5872
https://www.allianzlife.com/new-york
Your privacy is a high priority for Allianz Life Insurance Company of New York (Allianz Life® of NY). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com/new-york.
Information about you that Allianz Life of NY collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•	From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.
•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz Life of NY shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz Life of NY products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•	As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.
•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz Life of NY does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Allianz Life of NY policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of New York
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the address above, or contact us via the secured website.
M40018-NY (R-09/2019)

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

15.  Table of Contents of the SAI
Allianz Life of New York	3
Experts	3
Legal Opinions	4
Distributor	4
Administrative Service Fees	5
Federal Tax Status	5
Annuity Contracts in General	5
Taxation of Annuities in General	5
Qualified Contracts.	6
Purchasing a Qualified Contract	7
Distributions Qualified Contracts	7
Distributions Non-Qualified Contracts	8
Required Distributions	9
Diversification	10
Owner Control.	10
Contracts Owned by Non-Individuals	10
Annuity Purchases by Nonresident Aliens and Foreign Corporations	10
Income Tax Withholding	10
Multiple Contracts	11
Partial 1035 Exchanges	11
Assignments, Pledges and Gratuitous Transfers	11
Death Benefits	11
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	11
Federal Estate Taxes	12
Generation-Skipping Transfer Tax	12
Foreign Tax Credits	12
Possible Tax Law Changes	12
Annuity Payments	12
Annuity Payment Options	12
Financial Statements	14
Appendix A – Death of the Owner and/or Annuitant	15
Appendix B – Historic Rate Sheet Supplements	18
Appendix C – Condensed Financial Information	24

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

Appendix A – Annual Operating Expenses for Each Investment Option
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.05	–	.65
AZL Government Money Market Fund	.35	.25	–	.04	–	.64
AZL International Index Fund	.35	.25	–	.09	–	.69
AZL Mid Cap Index Fund	.25	.25	–	.07	–	.57
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.25	–	1.35
AZL MSCI Global Equity Index Fund	.70	.25	–	.17	–	1.12
AZL Russell 1000 Growth Index Fund	.44	.25	–	.07	–	.76
AZL Russell 1000 Value Index Fund	.44	.25	–	.07	–	.76
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.07	–	.58
BlackRock Global Allocation V.I. Fund – Class 3.64		.25	–	.25	–	1.14
DAVIS
Davis VA Financial Portfolio	.55	–	–	.15	–	.70
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.07	–	.92
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	.70	.25	–	.07	–	1.02
AZL Fidelity Institutional Asset Management® Total Bond Fund	.50	.25	–	.07	–	.82
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.42	.92
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.49	.99
FRANKLIN TEMPLETON
Franklin Funds Allocation VIP Fund – Class 2.55		.25	–	.04	.23	1.07
Franklin Income VIP Fund – Class 2.46		.25	–	–	.01	.72
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.03	–	.96
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.04	–	.76
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.07	.09	.87
Templeton Growth VIP Fund – Class 2.82		.25	–	.04	–	1.11
GATEWAY
AZL Gateway Fund	.80	.25	–	.06	–	1.11
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.18	–	.83
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.06	–	.91
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	1.14	1.715
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	.07	.06	.99
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	1.27	.11	2.27
PIMCO VIT Dynamic Bond Portfolio – Admin Class	.85	–	.15	.15	–	1.15
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	.02	–	1.02
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Admin. Class	.75	–	.15	.13	–	1.03
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.13	–	.84
PIMCO VIT Global Managed Asset Allocation Portfolio – Admin. Class	.95	–	.15	.05	.33	1.48
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.03	–	.78
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.12	–	.745
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.88	–	1.53
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.03	–	.89
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.21	–	.86
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	.02	1.07

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix A

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.61	.70
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.89	.96
AZL Moderate Index Strategy Fund	.40	–	.03	.43	.60	1.03
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.58	.72
AZL MVP DFA Multi-Strategy Fund	.20	–	.09	.29	.84	1.13
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	.10	–	.04	.14	.68	.82
AZL MVP Fusion Dynamic Balanced Fund	.20	–	.03	.23	.72	.95
AZL MVP Fusion Dynamic Conservative Fund	.20	–	.05	.25	.72	.97
AZL MVP Fusion Dynamic Moderate Fund	.20	–	.02	.22	.73	.95
AZL MVP Global Balanced Index Strategy Fund	.10	–	.03	.13	.64	.77
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.56	.68
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	.57	.70
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.75	.87

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix A

Appendix B – Condensed Financial Information
The statutory financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included or incorporated by reference in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges for the Contract offered by this prospectus, as of the end of December 31, 2019 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the SAI Appendix, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit	2.20%
(Number of Accumulation Units in thousands)
M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2013	12.008	13.374	12.00	12/31/2013	11.705	12.934	0.00
12/31/2014	13.374	13.996	20.00	12/31/2014	12.934	13.430	0.00
12/31/2015	13.996	13.804	24.00	12/31/2015	13.430	13.142	0.00
12/31/2016	13.804	14.533	19.00	12/31/2016	13.142	13.728	0.00
12/31/2017	14.533	15.981	19.00	12/31/2017	13.728	14.978	0.00
12/31/2018	15.981	15.072	21.00	12/31/2018	14.978	14.015	0.00
12/31/2019	15.072	17.426	21.00	12/31/2019	14.015	16.077	0.00
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.868	2.00	12/31/2017	N/A	9.658	0.00
12/31/2018	9.868	9.845	20.00	12/31/2018	9.658	9.560	0.00
12/31/2019	9.845	10.049	46.00	12/31/2019	9.560	9.682	18.00
AZL DFA Multi-Strategy Fund
12/31/2013	12.408	14.815	107.00	12/31/2013	12.095	14.329	0.00
12/31/2014	14.815	15.564	152.00	12/31/2014	14.329	14.935	0.00
12/31/2015	15.564	15.247	166.00	12/31/2015	14.935	14.516	0.00
12/31/2016	15.247	16.438	116.00	12/31/2016	14.516	15.528	0.00
12/31/2017	16.438	18.269	109.00	12/31/2017	15.528	17.123	0.00
12/31/2018	18.269	16.951	97.00	12/31/2018	17.123	15.762	0.00
12/31/2019	16.951	19.488	91.00	12/31/2019	15.762	17.980	0.00
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.290	27.00	12/31/2014	N/A	10.806	0.00
12/31/2015	11.290	11.160	92.00	12/31/2015	10.806	10.598	0.00
12/31/2016	11.160	11.257	152.00	12/31/2016	10.598	10.607	0.00
12/31/2017	11.257	11.436	178.00	12/31/2017	10.607	10.691	0.00
12/31/2018	11.436	11.211	220.00	12/31/2018	10.691	10.399	2.00
12/31/2019	11.211	11.983	266.00	12/31/2019	10.399	11.027	8.00
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2013	12.145	14.148	37.00	12/31/2013	11.839	13.683	0.00
12/31/2014	14.148	14.251	54.00	12/31/2014	13.683	13.675	0.00
12/31/2015	14.251	13.287	44.00	12/31/2015	13.675	12.650	0.00
12/31/2016	13.287	13.957	38.00	12/31/2016	12.650	13.184	0.00
12/31/2017	13.957	15.295	34.00	12/31/2017	13.184	14.335	0.00
12/31/2018	15.295	14.778	31.00	12/31/2018	14.335	13.742	0.00
12/31/2019	14.778	17.092	28.00	12/31/2019	13.742	15.768	0.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2013	10.015	9.660	96.00	12/31/2013	10.000	9.570	0.00
12/31/2014	9.660	10.038	350.00	12/31/2014	9.570	9.867	6.00
12/31/2015	10.038	9.812	460.00	12/31/2015	9.867	9.568	7.00
12/31/2016	9.812	10.209	521.00	12/31/2016	9.568	9.878	7.00
12/31/2017	10.209	10.499	539.00	12/31/2017	9.878	10.079	7.00
12/31/2018	10.499	10.223	556.00	12/31/2018	10.079	9.737	8.00
12/31/2019	10.223	11.118	612.00	12/31/2019	9.737	10.507	9.00
AZL Gateway Fund
12/31/2013	10.544	11.276	1.00	12/31/2013	10.588	11.234	0.00
12/31/2014	11.276	11.464	6.00	12/31/2014	11.234	11.332	0.00
12/31/2015	11.464	11.529	40.00	12/31/2015	11.332	11.308	0.00
12/31/2016	11.529	11.920	44.00	12/31/2016	11.308	11.599	0.00
12/31/2017	11.920	12.868	44.00	12/31/2017	11.599	12.424	0.00
12/31/2018	12.868	12.099	43.00	12/31/2018	12.424	11.590	0.00
12/31/2019	12.099	13.224	41.00	12/31/2019	11.590	12.568	0.00
AZL Government Money Market Fund
12/31/2013	10.650	10.503	331.00	12/31/2013	9.294	9.094	5.00
12/31/2014	10.503	10.359	713.00	12/31/2014	9.094	8.899	123.00
12/31/2015	10.359	10.216	507.00	12/31/2015	8.899	8.708	13.00
12/31/2016	10.216	10.076	514.00	12/31/2016	8.708	8.521	40.00
12/31/2017	10.076	9.942	509.00	12/31/2017	8.521	8.342	7.00
12/31/2018	9.942	9.904	669.00	12/31/2018	8.342	8.244	7.00
12/31/2019	9.904	9.903	522.00	12/31/2019	8.244	8.179	8.00
AZL International Index Fund
12/31/2013	10.321	12.353	48.00	12/31/2013	10.061	11.947	10.00
12/31/2014	12.353	11.429	105.00	12/31/2014	11.947	10.967	13.00
12/31/2015	11.429	11.115	136.00	12/31/2015	10.967	10.582	13.00
12/31/2016	11.115	11.002	316.00	12/31/2016	10.582	10.392	25.00
12/31/2017	11.002	13.537	286.00	12/31/2017	10.392	12.688	20.00
12/31/2018	13.537	11.475	267.00	12/31/2018	12.688	10.670	16.00
12/31/2019	11.475	13.743	218.00	12/31/2019	10.670	12.679	11.00
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.894	34.00	12/31/2015	N/A	9.807	0.00
12/31/2016	9.894	9.982	47.00	12/31/2016	9.807	9.817	1.00
12/31/2017	9.982	10.154	58.00	12/31/2017	9.817	9.907	1.00
12/31/2018	10.154	9.991	71.00	12/31/2018	9.907	9.672	1.00
12/31/2019	9.991	10.690	102.00	12/31/2019	9.672	10.267	2.00
AZL Mid Cap Index Fund
12/31/2013	11.880	15.548	71.00	12/31/2013	12.710	16.505	8.00
12/31/2014	15.548	16.746	105.00	12/31/2014	16.505	17.637	11.00
12/31/2015	16.746	16.073	122.00	12/31/2015	17.637	16.796	11.00
12/31/2016	16.073	18.946	235.00	12/31/2016	16.796	19.644	18.00
12/31/2017	18.946	21.647	215.00	12/31/2017	19.644	22.269	16.00
12/31/2018	21.647	18.924	191.00	12/31/2018	22.269	19.314	13.00
12/31/2019	18.924	23.380	172.00	12/31/2019	19.314	23.675	10.00
AZL Moderate Index Strategy Fund
12/31/2013	13.678	16.816	27.00	12/31/2013	12.632	15.409	0.00
12/31/2014	16.816	17.994	40.00	12/31/2014	15.409	16.359	0.00
12/31/2015	17.994	17.307	50.00	12/31/2015	16.359	15.611	2.00
12/31/2016	17.307	18.589	51.00	12/31/2016	15.611	16.636	2.00
12/31/2017	18.589	20.771	42.00	12/31/2017	16.636	18.444	1.00
12/31/2018	20.771	19.423	37.00	12/31/2018	18.444	17.111	1.00
12/31/2019	19.423	22.857	53.00	12/31/2019	17.111	19.979	1.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Morgan Stanley Global Real Estate Fund
12/31/2013	10.860	11.033	0.00	12/31/2013	10.252	10.334	0.00
12/31/2014	11.033	12.379	0.00	12/31/2014	10.334	11.504	0.00
12/31/2015	12.379	12.045	0.00	12/31/2015	11.504	11.106	0.00
12/31/2016	12.045	12.251	0.00	12/31/2016	11.106	11.207	0.00
12/31/2017	12.251	13.257	0.00	12/31/2017	11.207	12.033	0.00
12/31/2018	13.257	12.018	0.00	12/31/2018	12.033	10.823	0.00
12/31/2019	12.018	13.997	0.00	12/31/2019	10.823	12.506	0.00
AZL MSCI Emerging Markets Equity Index Fund
12/31/2013	11.670	11.267	0.00	12/31/2013	11.016	10.553	0.00
12/31/2014	11.267	10.532	0.00	12/31/2014	10.553	9.787	0.00
12/31/2015	10.532	9.048	0.00	12/31/2015	9.787	8.342	0.00
12/31/2016	9.048	9.806	0.00	12/31/2016	8.342	8.970	0.00
12/31/2017	9.806	13.213	0.00	12/31/2017	8.970	11.993	0.00
12/31/2018	13.213	11.015	0.00	12/31/2018	11.993	9.919	0.00
12/31/2019	11.015	12.729	1.00	12/31/2019	9.919	11.373	0.00
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	15.780	2.00	12/31/2014	N/A	15.082	0.00
12/31/2015	15.780	13.606	7.00	12/31/2015	15.082	12.902	0.00
12/31/2016	13.606	13.294	11.00	12/31/2016	12.902	12.507	4.00
12/31/2017	13.294	16.019	10.00	12/31/2017	12.507	14.953	3.00
12/31/2018	16.019	14.384	13.00	12/31/2018	14.953	13.321	3.00
12/31/2019	14.384	18.051	10.00	12/31/2019	13.321	16.587	1.00
AZL MVP Balanced Index Strategy Fund
12/31/2013	10.703	11.880	186.00	12/31/2013	10.619	11.696	2.00
12/31/2014	11.880	12.430	646.00	12/31/2014	11.696	12.141	17.00
12/31/2015	12.430	12.231	1043.00	12/31/2015	12.141	11.853	21.00
12/31/2016	12.231	12.860	1332.00	12/31/2016	11.853	12.365	29.00
12/31/2017	12.860	14.128	1322.00	12/31/2017	12.365	13.479	30.00
12/31/2018	14.128	13.313	1335.00	12/31/2018	13.479	12.601	28.00
12/31/2019	13.313	15.350	1374.00	12/31/2019	12.601	14.416	33.00
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.410	14.00	12/31/2015	N/A	9.359	0.00
12/31/2016	9.410	10.120	171.00	12/31/2016	9.359	9.987	0.00
12/31/2017	10.120	11.233	233.00	12/31/2017	9.987	10.999	2.00
12/31/2018	11.233	10.388	462.00	12/31/2018	10.999	10.091	6.00
12/31/2019	10.388	11.863	571.00	12/31/2019	10.091	11.435	6.00
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2013	10.586	12.297	375.00	12/31/2013	10.529	12.135	28.00
12/31/2014	12.297	12.411	1133.00	12/31/2014	12.135	12.151	71.00
12/31/2015	12.411	11.479	1504.00	12/31/2015	12.151	11.151	77.00
12/31/2016	11.479	11.413	1501.00	12/31/2016	11.151	11.000	76.00
12/31/2017	11.413	12.486	1383.00	12/31/2017	11.000	11.940	72.00
12/31/2018	12.486	12.050	1306.00	12/31/2018	11.940	11.432	59.00
12/31/2019	12.050	13.814	1374.00	12/31/2019	11.432	13.003	55.00
AZL MVP Fusion Dynamic Balanced Fund
12/31/2013	12.739	14.002	303.00	12/31/2013	11.895	12.972	15.00
12/31/2014	14.002	14.442	634.00	12/31/2014	12.972	13.275	52.00
12/31/2015	14.442	13.993	919.00	12/31/2015	13.275	12.761	55.00
12/31/2016	13.993	14.618	1054.00	12/31/2016	12.761	13.226	48.00
12/31/2017	14.618	16.179	938.00	12/31/2017	13.226	14.525	65.00
12/31/2018	16.179	15.093	994.00	12/31/2018	14.525	13.443	56.00
12/31/2019	15.093	17.231	958.00	12/31/2019	13.443	15.227	50.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Conservative Fund
12/31/2013	12.098	12.881	153.00	12/31/2013	11.793	12.458	0.00
12/31/2014	12.881	13.314	310.00	12/31/2014	12.458	12.776	22.00
12/31/2015	13.314	13.028	364.00	12/31/2015	12.776	12.404	22.00
12/31/2016	13.028	13.532	447.00	12/31/2016	12.404	12.782	0.00
12/31/2017	13.532	14.588	417.00	12/31/2017	12.782	13.672	0.00
12/31/2018	14.588	13.846	425.00	12/31/2018	13.672	12.875	0.00
12/31/2019	13.846	15.504	439.00	12/31/2019	12.875	14.303	1.00
AZL MVP Fusion Dynamic Moderate Fund
12/31/2013	12.289	13.958	853.00	12/31/2013	11.474	12.930	34.00
12/31/2014	13.958	14.348	2333.00	12/31/2014	12.930	13.188	52.00
12/31/2015	14.348	13.851	3233.00	12/31/2015	13.188	12.631	55.00
12/31/2016	13.851	14.305	3544.00	12/31/2016	12.631	12.943	64.00
12/31/2017	14.305	16.080	3370.00	12/31/2017	12.943	14.436	62.00
12/31/2018	16.080	14.832	3330.00	12/31/2018	14.436	13.211	80.00
12/31/2019	14.832	17.159	3167.00	12/31/2019	13.211	15.164	80.00
AZL MVP Global Balanced Index Strategy Fund
12/31/2013	10.526	11.843	1282.00	12/31/2013	10.445	11.659	15.00
12/31/2014	11.843	11.914	2903.00	12/31/2014	11.659	11.637	67.00
12/31/2015	11.914	11.574	3759.00	12/31/2015	11.637	11.217	106.00
12/31/2016	11.574	11.806	3836.00	12/31/2016	11.217	11.352	106.00
12/31/2017	11.806	12.976	3667.00	12/31/2017	11.352	12.380	110.00
12/31/2018	12.976	12.057	3669.00	12/31/2018	12.380	11.412	108.00
12/31/2019	12.057	13.817	3471.00	12/31/2019	11.412	12.975	102.00
AZL MVP Growth Index Strategy Fund
12/31/2013	10.947	13.047	1649.00	12/31/2013	10.862	12.845	52.00
12/31/2014	13.047	13.700	3975.00	12/31/2014	12.845	13.382	230.00
12/31/2015	13.700	13.402	5972.00	12/31/2015	13.382	12.989	353.00
12/31/2016	13.402	14.116	7232.00	12/31/2016	12.989	13.573	363.00
12/31/2017	14.116	16.144	7397.00	12/31/2017	13.573	15.402	335.00
12/31/2018	16.144	14.893	8487.00	12/31/2018	15.402	14.097	369.00
12/31/2019	14.893	17.701	9938.00	12/31/2019	14.097	16.623	348.00
AZL MVP Moderate Index Strategy Fund
12/31/2013	10.741	13.123	514.00	12/31/2013	10.658	12.919	37.00
12/31/2014	13.123	14.031	1472.00	12/31/2014	12.919	13.705	110.00
12/31/2015	14.031	13.392	2169.00	12/31/2015	13.705	12.979	124.00
12/31/2016	13.392	13.925	2271.00	12/31/2016	12.979	13.390	120.00
12/31/2017	13.925	15.549	2159.00	12/31/2017	13.390	14.834	136.00
12/31/2018	15.549	14.527	2180.00	12/31/2018	14.834	13.750	126.00
12/31/2019	14.527	16.996	2089.00	12/31/2019	13.750	15.961	118.00
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.970	1091.00	12/31/2014	N/A	10.886	31.00
12/31/2015	10.970	11.267	2870.00	12/31/2015	10.886	11.094	87.00
12/31/2016	11.267	11.959	3931.00	12/31/2016	11.094	11.682	89.00
12/31/2017	11.959	13.470	4402.00	12/31/2017	11.682	13.056	92.00
12/31/2018	13.470	13.061	5137.00	12/31/2018	13.056	12.560	99.00
12/31/2019	13.061	15.635	6034.00	12/31/2019	12.560	14.918	121.00
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.777	13.00	12/31/2014	N/A	17.127	5.00
12/31/2015	17.777	18.384	66.00	12/31/2015	17.127	17.573	6.00
12/31/2016	18.384	19.296	240.00	12/31/2016	17.573	18.300	21.00
12/31/2017	19.296	24.528	199.00	12/31/2017	18.300	23.080	17.00
12/31/2018	24.528	23.669	178.00	12/31/2018	23.080	22.097	12.00
12/31/2019	23.669	31.578	157.00	12/31/2019	22.097	29.249	6.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.928	13.00	12/31/2014	N/A	16.308	0.00
12/31/2015	16.928	15.955	48.00	12/31/2015	16.308	15.251	1.00
12/31/2016	15.955	18.277	178.00	12/31/2016	15.251	17.333	14.00
12/31/2017	18.277	20.372	170.00	12/31/2017	17.333	19.169	13.00
12/31/2018	20.372	18.337	164.00	12/31/2018	19.169	17.119	9.00
12/31/2019	18.337	22.761	142.00	12/31/2019	17.119	21.082	4.00
AZL S&P 500 Index Fund
12/31/2013	9.675	12.562	162.00	12/31/2013	9.235	11.897	25.00
12/31/2014	12.562	14.014	221.00	12/31/2014	11.897	13.168	25.00
12/31/2015	14.014	13.952	319.00	12/31/2015	13.168	13.007	102.00
12/31/2016	13.952	15.335	571.00	12/31/2016	13.007	14.184	127.00
12/31/2017	15.335	18.354	524.00	12/31/2017	14.184	16.844	107.00
12/31/2018	18.354	17.223	459.00	12/31/2018	16.844	15.682	97.00
12/31/2019	17.223	22.232	390.00	12/31/2019	15.682	20.084	79.00
AZL Small Cap Stock Index Fund
12/31/2013	10.930	15.158	7.00	12/31/2013	10.433	14.354	0.00
12/31/2014	15.158	15.731	7.00	12/31/2014	14.354	14.781	0.00
12/31/2015	15.731	15.127	13.00	12/31/2015	14.781	14.102	0.00
12/31/2016	15.127	18.753	19.00	12/31/2016	14.102	17.346	0.00
12/31/2017	18.753	20.852	25.00	12/31/2017	17.346	19.137	0.00
12/31/2018	20.852	18.726	30.00	12/31/2018	19.137	17.050	0.00
12/31/2019	18.726	22.566	32.00	12/31/2019	17.050	20.386	0.00
AZL T. Rowe Price Capital Appreciation Fund
12/31/2013	11.951	15.315	27.00	12/31/2013	10.739	13.654	0.00
12/31/2014	15.315	16.882	60.00	12/31/2014	13.654	14.933	0.00
12/31/2015	16.882	17.493	141.00	12/31/2015	14.933	15.352	1.00
12/31/2016	17.493	18.604	170.00	12/31/2016	15.352	16.199	2.00
12/31/2017	18.604	21.107	161.00	12/31/2017	16.199	18.236	2.00
12/31/2018	21.107	20.892	148.00	12/31/2018	18.236	17.908	2.00
12/31/2019	20.892	25.627	157.00	12/31/2019	17.908	21.794	0.00
BlackRock Global Allocation V.I. Fund
12/31/2013	10.530	11.882	120.00	12/31/2013	10.144	11.357	0.00
12/31/2014	11.882	11.945	182.00	12/31/2014	11.357	11.327	0.00
12/31/2015	11.945	11.662	186.00	12/31/2015	11.327	10.972	0.00
12/31/2016	11.662	11.938	174.00	12/31/2016	10.972	11.144	0.00
12/31/2017	11.938	13.388	146.00	12/31/2017	11.144	12.400	0.00
12/31/2018	13.388	12.201	127.00	12/31/2018	12.400	11.212	0.00
12/31/2019	12.201	14.169	96.00	12/31/2019	11.212	12.919	0.00
Davis VA Financial Portfolio
12/31/2013	13.582	17.582	0.00	12/31/2013	9.698	12.456	0.00
12/31/2014	17.582	19.567	0.00	12/31/2014	12.456	13.754	0.00
12/31/2015	19.567	19.683	0.00	12/31/2015	13.754	13.727	0.00
12/31/2016	19.683	22.178	0.00	12/31/2016	13.727	15.346	0.00
12/31/2017	22.178	26.558	0.00	12/31/2017	15.346	18.233	0.00
12/31/2018	26.558	23.394	0.00	12/31/2018	18.233	15.935	0.00
12/31/2019	23.394	29.037	0.00	12/31/2019	15.935	19.624	0.00
Fidelity VIP FundsManager 50% Portfolio
12/31/2013	11.705	13.236	13.00	12/31/2013	11.092	12.445	0.00
12/31/2014	13.236	13.700	18.00	12/31/2014	12.445	12.780	0.00
12/31/2015	13.700	13.508	19.00	12/31/2015	12.780	12.502	0.00
12/31/2016	13.508	13.865	16.00	12/31/2016	12.502	12.732	0.00
12/31/2017	13.865	15.622	14.00	12/31/2017	12.732	14.234	0.00
12/31/2018	15.622	14.577	13.00	12/31/2018	14.234	13.177	0.00
12/31/2019	14.577	16.919	11.00	12/31/2019	13.177	15.174	0.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 60% Portfolio
12/31/2013	10.651	12.436	8.00	12/31/2013	10.203	11.820	0.00
12/31/2014	12.436	12.909	11.00	12/31/2014	11.820	12.174	0.00
12/31/2015	12.909	12.765	12.00	12/31/2015	12.174	11.944	0.00
12/31/2016	12.765	13.174	11.00	12/31/2016	11.944	12.230	0.00
12/31/2017	13.174	15.170	10.00	12/31/2017	12.230	13.974	0.00
12/31/2018	15.170	13.986	8.00	12/31/2018	13.974	12.781	0.00
12/31/2019	13.986	16.586	7.00	12/31/2019	12.781	15.038	0.00
Franklin Allocation VIP Fund
12/31/2013	9.015	11.004	0.00	12/31/2013	8.621	10.440	0.00
12/31/2014	11.004	11.161	0.00	12/31/2014	10.440	10.507	0.00
12/31/2015	11.161	10.323	0.00	12/31/2015	10.507	9.642	0.00
12/31/2016	10.323	11.522	0.00	12/31/2016	9.642	10.678	0.00
12/31/2017	11.522	12.725	0.00	12/31/2017	10.678	11.700	0.00
12/31/2018	12.725	11.337	0.00	12/31/2018	11.700	10.342	0.00
12/31/2019	11.337	13.401	0.00	12/31/2019	10.342	12.129	0.00
Franklin Income VIP Fund
12/31/2013	56.038	62.969	147.00	12/31/2013	43.745	48.771	5.00
12/31/2014	62.969	64.966	426.00	12/31/2014	48.771	49.923	11.00
12/31/2015	64.966	59.549	651.00	12/31/2015	49.923	45.402	23.00
12/31/2016	59.549	66.962	765.00	12/31/2016	45.402	50.655	21.00
12/31/2017	66.962	72.428	815.00	12/31/2017	50.655	54.363	22.00
12/31/2018	72.428	68.349	718.00	12/31/2018	54.363	50.897	19.00
12/31/2019	68.349	78.230	669.00	12/31/2019	50.897	57.798	17.00
Franklin Mutual Shares VIP Fund
12/31/2013	22.436	28.379	46.00	12/31/2013	19.082	23.948	1.00
12/31/2014	28.379	29.981	83.00	12/31/2014	23.948	25.102	1.00
12/31/2015	29.981	28.107	85.00	12/31/2015	25.102	23.349	3.00
12/31/2016	28.107	32.170	67.00	12/31/2016	23.349	26.515	3.00
12/31/2017	32.170	34.376	64.00	12/31/2017	26.515	28.111	3.00
12/31/2018	34.376	30.825	55.00	12/31/2018	28.111	25.009	2.00
12/31/2019	30.825	37.261	46.00	12/31/2019	25.009	29.994	1.00
Franklin U.S. Government Securities VIP Fund
12/31/2013	30.720	29.618	24.00	12/31/2013	24.016	22.973	5.00
12/31/2014	29.618	30.197	83.00	12/31/2014	22.973	23.240	7.00
12/31/2015	30.197	29.922	138.00	12/31/2015	23.240	22.847	10.00
12/31/2016	29.922	29.704	206.00	12/31/2016	22.847	22.504	13.00
12/31/2017	29.704	29.688	180.00	12/31/2017	22.504	22.315	14.00
12/31/2018	29.688	29.374	167.00	12/31/2018	22.315	21.906	12.00
12/31/2019	29.374	30.484	159.00	12/31/2019	21.906	22.555	9.00
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.502	8.00	12/31/2014	N/A	12.628	0.00
12/31/2015	13.502	13.431	24.00	12/31/2015	12.628	12.463	3.00
12/31/2016	13.431	13.489	33.00	12/31/2016	12.463	12.418	3.00
12/31/2017	13.489	13.742	42.00	12/31/2017	12.418	12.553	3.00
12/31/2018	13.742	13.521	45.00	12/31/2018	12.553	12.254	2.00
12/31/2019	13.521	14.383	63.00	12/31/2019	12.254	12.933	1.00
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.753	21.00	12/31/2014	N/A	15.786	148.00
12/31/2015	17.753	17.406	95.00	12/31/2015	15.786	15.357	7.00
12/31/2016	17.406	17.854	115.00	12/31/2016	15.357	15.629	8.00
12/31/2017	17.854	18.345	140.00	12/31/2017	15.629	15.933	9.00
12/31/2018	18.345	17.850	177.00	12/31/2018	15.933	15.381	8.00
12/31/2019	17.850	19.350	201.00	12/31/2019	15.381	16.543	8.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
12/31/2013	16.375	16.193	188.00	12/31/2013	16.178	15.873	2.00
12/31/2014	16.193	16.045	364.00	12/31/2014	15.873	15.605	25.00
12/31/2015	16.045	14.402	396.00	12/31/2015	15.605	13.897	29.00
12/31/2016	14.402	16.039	435.00	12/31/2016	13.897	15.356	29.00
12/31/2017	16.039	17.960	411.00	12/31/2017	15.356	17.061	31.00
12/31/2018	17.960	16.753	318.00	12/31/2018	17.061	15.789	31.00
12/31/2019	16.753	18.487	282.00	12/31/2019	15.789	17.287	29.00
PIMCO VIT Balanced Allocation Portfolio
12/31/2013	10.237	9.478	200.00	12/31/2013	10.182	9.353	8.00
12/31/2014	9.478	9.804	408.00	12/31/2014	9.353	9.599	103.00
12/31/2015	9.804	9.566	563.00	12/31/2015	9.599	9.293	55.00
12/31/2016	9.566	9.712	620.00	12/31/2016	9.293	9.360	51.00
12/31/2017	9.712	10.964	572.00	12/31/2017	9.360	10.485	48.00
12/31/2018	10.964	10.208	531.00	12/31/2018	10.485	9.685	43.00
12/31/2019	10.208	11.980	488.00	12/31/2019	9.685	11.277	40.00
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2013	11.531	9.700	0.00	12/31/2013	10.844	9.051	0.00
12/31/2014	9.700	7.804	0.00	12/31/2014	9.051	7.224	0.00
12/31/2015	7.804	5.718	0.00	12/31/2015	7.224	5.251	0.00
12/31/2016	5.718	6.493	0.00	12/31/2016	5.251	5.917	0.00
12/31/2017	6.493	6.542	0.00	12/31/2017	5.917	5.915	0.00
12/31/2018	6.542	5.539	0.00	12/31/2018	5.915	4.969	0.00
12/31/2019	5.539	6.087	0.00	12/31/2019	4.969	5.418	0.00
PIMCO VIT Dynamic Bond Portfolio
12/31/2013	10.414	10.155	216.00	12/31/2013	10.275	9.941	3.00
12/31/2014	10.155	10.320	448.00	12/31/2014	9.941	10.024	8.00
12/31/2015	10.320	10.006	619.00	12/31/2015	10.024	9.643	11.00
12/31/2016	10.006	10.335	629.00	12/31/2016	9.643	9.882	12.00
12/31/2017	10.335	10.703	619.00	12/31/2017	9.882	10.154	12.00
12/31/2018	10.703	10.663	586.00	12/31/2018	10.154	10.036	10.00
12/31/2019	10.663	11.035	584.00	12/31/2019	10.036	10.305	9.00
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2013	17.966	16.487	0.00	12/31/2013	16.895	15.383	0.00
12/31/2014	16.487	16.504	0.00	12/31/2014	15.383	15.278	0.00
12/31/2015	16.504	15.911	0.00	12/31/2015	15.278	14.614	0.00
12/31/2016	15.911	17.780	0.00	12/31/2016	14.614	16.203	0.00
12/31/2017	17.780	19.266	0.00	12/31/2017	16.203	17.420	0.00
12/31/2018	19.266	18.100	0.00	12/31/2018	17.420	16.237	0.00
12/31/2019	18.100	20.486	0.00	12/31/2019	16.237	18.233	0.00
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2013	14.490	13.078	0.00	12/31/2013	13.626	12.202	0.00
12/31/2014	13.078	13.190	0.00	12/31/2014	12.202	12.210	0.00
12/31/2015	13.190	12.483	0.00	12/31/2015	12.210	11.466	0.00
12/31/2016	12.483	12.808	0.00	12/31/2016	11.466	11.672	0.00
12/31/2017	12.808	13.721	0.00	12/31/2017	11.672	12.407	0.00
12/31/2018	13.721	12.964	0.00	12/31/2018	12.407	11.629	0.00
12/31/2019	12.964	13.568	0.00	12/31/2019	11.629	12.076	0.00
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2013	10.276	9.815	94.00	12/31/2013	10.139	9.609	1.00
12/31/2014	9.815	9.535	196.00	12/31/2014	9.609	9.262	1.00
12/31/2015	9.535	8.931	311.00	12/31/2015	9.262	8.606	4.00
12/31/2016	8.931	9.405	319.00	12/31/2016	8.606	8.992	8.00
12/31/2017	9.405	9.673	331.00	12/31/2017	8.992	9.176	8.00
12/31/2018	9.673	9.638	406.00	12/31/2018	9.176	9.072	7.00
12/31/2019	9.638	10.255	419.00	12/31/2019	9.072	9.576	8.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Managed Asset Allocation Portfolio
12/31/2013	11.435	10.390	17.00	12/31/2013	11.147	10.048	0.00
12/31/2014	10.390	10.728	25.00	12/31/2014	10.048	10.294	0.00
12/31/2015	10.728	10.565	23.00	12/31/2015	10.294	10.058	0.00
12/31/2016	10.565	10.840	17.00	12/31/2016	10.058	10.239	0.00
12/31/2017	10.840	12.196	15.00	12/31/2017	10.239	11.430	0.00
12/31/2018	12.196	11.370	13.00	12/31/2018	11.430	10.573	0.00
12/31/2019	11.370	13.127	10.00	12/31/2019	10.573	12.110	0.00
PIMCO VIT High Yield Portfolio
12/31/2013	19.367	20.195	268.00	12/31/2013	17.369	17.970	7.00
12/31/2014	20.195	20.581	555.00	12/31/2014	17.970	18.171	18.00
12/31/2015	20.581	19.963	760.00	12/31/2015	18.171	17.487	21.00
12/31/2016	19.963	22.138	903.00	12/31/2016	17.487	19.240	52.00
12/31/2017	22.138	23.276	950.00	12/31/2017	19.240	20.071	55.00
12/31/2018	23.276	22.345	917.00	12/31/2018	20.071	19.117	53.00
12/31/2019	22.345	25.281	901.00	12/31/2019	19.117	21.459	54.00
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	28.291	0.00	12/31/2017	N/A	24.366	0.00
12/31/2018	28.291	27.234	0.00	12/31/2018	24.366	23.271	0.00
12/31/2019	27.234	30.435	2.00	12/31/2019	23.271	25.803	0.00
PIMCO VIT Real Return Portfolio
12/31/2013	16.603	14.865	106.00	12/31/2013	15.302	13.592	19.00
12/31/2014	14.865	15.113	215.00	12/31/2014	13.592	13.711	45.00
12/31/2015	15.113	14.501	314.00	12/31/2015	13.711	13.052	57.00
12/31/2016	14.501	15.044	373.00	12/31/2016	13.052	13.435	70.00
12/31/2017	15.044	15.379	386.00	12/31/2017	13.435	13.627	77.00
12/31/2018	15.379	14.830	382.00	12/31/2018	13.627	13.037	65.00
12/31/2019	14.830	15.859	373.00	12/31/2019	13.037	13.833	66.00
PIMCO VIT StocksPLUS Global Portfolio
12/31/2013	10.513	12.358	3.00	12/31/2013	10.271	11.979	0.00
12/31/2014	12.358	12.298	8.00	12/31/2014	11.979	11.827	0.00
12/31/2015	12.298	11.036	8.00	12/31/2015	11.827	10.530	0.00
12/31/2016	11.036	11.724	8.00	12/31/2016	10.530	11.099	0.00
12/31/2017	11.724	14.220	12.00	12/31/2017	11.099	13.358	0.00
12/31/2018	14.220	12.517	15.00	12/31/2018	13.358	11.665	0.00
12/31/2019	12.517	15.742	13.00	12/31/2019	11.665	14.556	0.00
PIMCO VIT Total Return Portfolio
12/31/2013	20.507	19.827	200.00	12/31/2013	16.990	16.298	12.00
12/31/2014	19.827	20.390	374.00	12/31/2014	16.298	16.630	36.00
12/31/2015	20.390	20.199	504.00	12/31/2015	16.630	16.345	147.00
12/31/2016	20.199	20.453	561.00	12/31/2016	16.345	16.421	158.00
12/31/2017	20.453	21.163	633.00	12/31/2017	16.421	16.858	163.00
12/31/2018	21.163	20.758	735.00	12/31/2018	16.858	16.405	175.00
12/31/2019	20.758	22.182	870.00	12/31/2019	16.405	17.393	170.00
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.202	0.00	12/31/2015	N/A	9.152	0.00
12/31/2016	9.202	9.370	26.00	12/31/2016	9.152	9.247	0.00
12/31/2017	9.370	10.619	43.00	12/31/2017	9.247	10.397	3.00
12/31/2018	10.619	9.814	96.00	12/31/2018	10.397	9.534	1.00
12/31/2019	9.814	11.257	151.00	12/31/2019	9.534	10.851	1.00
Templeton Global Bond VIP Fund
12/31/2013	49.669	49.781	120.00	12/31/2013	38.853	38.636	2.00
12/31/2014	49.781	49.994	221.00	12/31/2014	38.636	38.497	6.00
12/31/2015	49.994	47.181	311.00	12/31/2015	38.497	36.046	9.00
12/31/2016	47.181	47.897	374.00	12/31/2016	36.046	36.307	12.00
12/31/2017	47.897	48.147	377.00	12/31/2017	36.307	36.211	13.00
12/31/2018	48.147	48.399	366.00	12/31/2018	36.211	36.114	12.00
12/31/2019	48.399	48.691	367.00	12/31/2019	36.114	36.048	13.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Growth VIP Fund
12/31/2013	25.187	32.495	26.00	12/31/2013	20.806	26.632	2.00
12/31/2014	32.495	31.144	59.00	12/31/2014	26.632	25.325	1.00
12/31/2015	31.144	28.722	65.00	12/31/2015	25.325	23.172	2.00
12/31/2016	28.722	31.050	42.00	12/31/2016	23.172	24.855	2.00
12/31/2017	31.050	36.288	39.00	12/31/2017	24.855	28.821	1.00
12/31/2018	36.288	30.470	30.00	12/31/2018	28.821	24.010	1.00
12/31/2019	30.470	34.603	25.00	12/31/2019	24.010	27.053	1.00

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix B

Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract
These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and (Maximum Anniversary Value) is $100,000. The Traditional Death Benefit guaranteed value is total Purchase Payments adjusted for withdrawals.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit guaranteed value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value Maximum Anniversary Death Benefit
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$100,000
$5,000 withdrawal		– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 100,000)]
	– 5,000	= – 4,500	= – 5,202	= – 5,000	= – 5,000
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 95,000
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit guaranteed value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit guaranteed value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit guaranteed value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix C

Appendix D – Income Focus
Income Focus was available from April 29, 2013 through April 24, 2015. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
	Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus
Single Income Focus Payments	2.75%	0.50%	1.30%
Joint Income Focus Payments	2.95%	0.50%	1.30%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following table.
Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
• For Contracts with the Bonus Option, bonus amounts are not included in the parts of Income Values or Total Income Value based on Purchase Payments.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if the Contract Value is greater than the Contract Value on the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). If a Rider Anniversary does not occur on a Business Day, we use Contract Values from the next Business Day. For the Rider Effective Date and each Rider Anniversary we exclude from that day’s Contract Value any Daily Transactions. Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the current Contract Value.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if the Contract Value excluding any Daily Transactions and any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if the Contract Value is greater than the Contract Value on the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary). If either of these dates does not occur on a Business Day, we use Contract Values from the next Business Day. For the Benefit Date and each Benefit Anniversary we exclude from that day’s Contract Value any Daily Transactions.

• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date. The Benefit Date can be either the 1st or 15th of a calendar month, or any other day that you request and we agree to. However, we do not allow the Benefit Date to be later than the 28th of a calendar month. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
•	You cannot make additional Purchase Payments, therefore the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you annuitize the Contract, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Annuity Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Annuity Date.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix D

Appendix E – Investment Protector
Investment Protector was available from April 29, 2013 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Minimum	Current
(07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	0.35%	1.30%
(07.12)	4/29/2013 – 7/19/2013	2.50%	0.35%	1.20%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
• If Investment Protector ends due to the death of an Owner (or Annuitant if the Owner is a non individual) and we deduct rider charges after the date of death, the rider charges accrued and deducted after the date of death are refunded if a Target Value Date does not occur between the date of death and the date we receive the first Valid Claim. We do not refund rider charges if a Target Value Date occurs between the date of death and the date we receive the first Valid Claim.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(07.12)	4/29/2013 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2013 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2013 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2023 and the latest date is December 1, 2033. If you selected the earliest available initial date (December 1, 2023), subsequent Target Value Dates would occur on December 1st in 2028, 2033, 2038, etc.
On each Target Value Date (or on the next Business Day if the Target Value Date is not a Business Day) if your Contract Value excluding any Daily Transactions is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The Target Value Dates are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value excluding any Daily Transactions is at least equal to the Target Value using the values determined on the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefit after issue, the Contract Value on the Rider Effective Date, excluding any Daily Transactions plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value on the reset date, excluding any Daily Transactions plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary (or on the next Business Day if the Rider Anniversary is not on a Business Day) the Rider Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions.
• For Contracts with the Bonus Option, the bonus is not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

Investment Protector (07.12 through 10.16)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio	MFS VIT Total Return Bond Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix G.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations on each Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) as follows:
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.
When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Annuity Date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix E

Appendix F – Previous Versions of Income Protector
The benefit version identifier, for example (03.18), is located in your rider.
Income Protector (Version Identifier)	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
( 04.20v1 through 04.20v2) available from April 7, 2020 through May 4, 2020	1.40% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(09.19 through 03.20) available from September 4, 2019 through April 6, 2020	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(07.19 through 08.19) available from July 2, 2019 through September 3, 2019	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(05.19 through 06.19) available from May 7, 2019 through July 1, 2019	1.40% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(11.18 through 04.19v2) available from November 6, 2018 through May 6, 2019	1.40% for single and joint Lifetime Plus Payments	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00 4.50% 5.50%
(08.18 through 10.18) available from August 7, 2018 through November 5, 2018	1.40% for single and joint Lifetime Plus Payments	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.25% 4.75% 5.75%	60 – 64 65 – 79 80+	3.75% 4.25% 5.25%
(03.18 through 07.18) available from March 6, 2018 through August 6, 2018	1.40% for single and joint Lifetime Plus Payments	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.17 through 02.18) available from December 5, 2017 through March 5, 2018	1.40% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 11.17) available from March 7, 2017 through December 4, 2017	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix F

Income Protector (Version Identifier)	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(01.17, 02.17) available from January 3, 2017 through March 6, 2017	1.40% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available from December 6, 2016 through January 2, 2017	1.30% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available from September 6, 2016 through December 5, 2016	1.30% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available from July 5, 2016 through September 5, 2016	1.30% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available from May 3, 2016 through July 4, 2016	1.30% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(04.15, 04.16) available from April 27, 2015 through May 2, 2016	1.30% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available from April 29, 2013 through April 24, 2015	1.10% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

• The minimum exercise age that Lifetime Plus Payments can begin is the youngest age listed in these Payment Percentages tables.
• On the Rider Effective Date we establish your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix F

The available Investment Options are different than what is stated in section 11.a for versions of Income Protector available on or before October 13, 2017, as follows:
Investment Options available with Income Protector (10.12 through 10.17)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix G.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix F

Appendix G – Material Contract Variations by Issue Date
All material Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Investment Protector, or Income Protector versions available on or before October 13, 2017.
•	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•	If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP Funds
Manager® 50% Portfolio
Fidelity VIP Funds
Manager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund	FRANKLIN TEMPLETON (conintued)
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Dynamic Bond Portfolio

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020
Appendix G

For Service or More Information
You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send an application, a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:
Send an application or additional Purchase Payment with a check:	Send an application or general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of New York NW5990 P.O. Box 1450 Minneapolis, MN 55485-5990	Allianz Life Insurance Company of New York P.O. Box 561 Minneapolis, MN 55440-0561
OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York NW5990 1801 Parkview Drive Shoreview, MN 55126	Allianz Life Insurance Company of New York 5701 Golden Hills Drive Golden Valley, MN 55416-1297

• Checks sent to the wrong address for an application or additional Purchase Payment are forwarded to the 1801 Parkview Drive address listed above which may delay processing.
For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com/newyork. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2020

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VisionSM New York VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or after April 29, 2013 by
Allianz Life® of NY Variable Account C (the Separate Account) and
Allianz Life Insurance Company of New York (Allianz Life® of New York, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of New York
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197
Dated: May 1, 2020
VISNY(ALIP) SAI-0520

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Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life of New York is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We currently offer variable annuities and registered index-linked annuities.
Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
The financial statements of the subaccounts of Allianz Life of NY Variable Account C as of and for the years or periods ended December 31, 2019 and 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4 have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of New York as of December 31, 2019 and 2018, as well as the related statutory statements of operations, capital and surplus and cash flow for the years ended December 31, 2019 and 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by PwC, an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
The statutory statements of operations, capital and surplus and cash flow for the year ended December 31, 2017 included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by KPMG LLP (“KPMG”), an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
AUDITOR UPDATE
European regulations that go into effect in 2021 required Allianz SE, Allianz Life of New York’s indirect parent, to change auditors. Allianz Life of New York conducted a “request for proposal” process with three major accounting firms for the annual independent audits of Allianz Life of New York and its registered variable account.
On October 24, 2017, Allianz Life of New York’s Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PwC as Allianz Life of New York’s new independent audit firm to audit Allianz Life of New York’s statutory financial statements and as Allianz Life of New York’s new independent registered public accounting firm to audit the variable account financial statements beginning for the fiscal year 2018.
After the issuance of the audits report for the period ended December 31, 2017, the Allianz Life of New York Board of Directors dismissed KPMG as its independent auditors for the statutory financial statements and as its independent registered public accounting firm for the U.S. GAAP variable account financial statements. The reports of KPMG on Allianz Life’s statutory financial statements for 2017, contained an opinion stating that in all material respects, the statutory financials were in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services and were not qualified or modified as to uncertainty, audit scope or statutory accounting principles.
For the 2017 fiscal year or any subsequent interim periods through the dates of KPMG’s 2017 reports on Allianz Life of New York’s statutory financial statements, there were: (i) no disagreements between Allianz Life of New York and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which

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disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life of New York provided KPMG with a copy of this disclosure, or similar disclosure, before its first filing with the SEC in 2018 and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life’s registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.
Prior to engaging PwC’s engagement, which began in 2019, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life of New York’s statutory and variable account financial statements, and PwC did not provide either a written report or oral advice to Allianz Life of New York that was an important factor considered by Allianz Life of New York in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).

Legal Opinions
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
The offering of Contracts under the prospectus associated with this SAI is continuous. We pay commissions for Contract sales. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2017	$22,711,438.36	$0
2018	$24,154,779.30	$0
2019	$27,988,133.70	$0
ALFS sells contracts issued by Allianz Life of New York primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 670 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 57 broker-dealer firms and one Insurance Agency. These payments vary in amount. In 2019, the five firms receiving the largest payments, ranging from $813,265.66 to $8,093,011.32, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC– Wealth (ISG)
Wells Fargo Advisors LLC (PCG)
Royal Alliance
Woodbury Financial Services, Inc.

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Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2017	$1,621,903
2018	$1,450,101
2019	$1,548,030

Federal Tax Status
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
Taxation of Annuities in General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each Annuity Payment that is excluded from income by multiplying the Annuity Payment by the exclusion ratio. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the amounts excluded from income equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally,

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Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.
Qualified Contracts
If you purchase the Contract as a IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any necessary or additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or a qualified retirement plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•	IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1⁄2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA transfers of death benefits held at other financial institutions are not currently available to be made under this Contract. However, that may change in the future.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions;

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transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
Purchasing a Qualified Contract
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Distributions – Qualified Contracts
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1⁄2;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);

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5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permits corona-virus related distributions from Qualified Cntracts and IRAs up to an aggregate amount of $100,000. This type of distribution is an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent must have been diagnosed with the virus, or you were affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020) or retire. The CARES Act also waived RMD for 2020. There is also no RMD required for an individual who reached age 70  1⁄2 in 2019 and did not have the RMD distributed in 2019.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed.
Distributions – Non-Qualified Contracts
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that

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was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you annuitize the Contract, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you annuitize the Contract should be treated as annuity payments (and not withdrawals) for tax purposes. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 1⁄2;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Required Distributions
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.

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Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase. We currently do not issue Contracts to nonresident aliens or foreign entities (such as corporations and trusts).
Income Tax Withholding
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.

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Multiple Contracts
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.
Partial 1035 Exchanges
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Annuity Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
Death Benefits
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Spousal Continuation and the Federal Defense of Marriage ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.

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Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Annuity Payments
We base Annuity Payments on your Contract Value. We guarantee the dollar amount of Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value you apply to Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the

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surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. The refund is equal to the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

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Financial Statements
The audited statutory financial statements of Allianz Life of New York as of and for the year ended December 31, 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2019 are also included in Part C of the Registration Statement and are incorporated herein by reference.

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Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Upon the Death of a Sole Owner

Action if the Contract is in the Accumulation Phase

•	We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	If the deceased Owner was a Determining Life and the Traditional Death Benefit or Maximum Anniversary Death Benefit is in effect, the death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•	If the deceased Owner was not a Determining Life the Traditional Death Benefit or Maximum Anniversary Death Benefit end and the Beneficiary(s) receive the Contract Value.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	if the Traditional Death Benefit or Maximum Anniversary Death Benefit is in effect and the deceased was a Determining Life, we increase the Contract Value to equal the guaranteed death benefit value if greater and the death benefit ends,
–	the surviving spouse becomes the new Owner,
–	the Accumulation Phase continues, and
–	upon the surviving spouse’s death, his or her Beneficiary(s) receives the Contract Value.
Action if the Contract is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period expires.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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 15

UPON THE DEATH OF A JOINT OWNER

Action if the Contract is in the Accumulation Phase

•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•	We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	If the deceased Joint Owner was a Determining Life and the Traditional Death Benefit or Maximum Anniversary Death Benefit is in effect, the death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•	If the deceased Joint Owner was not a Determining Life the Traditional Death Benefit or Maximum Anniversary Death Benefit end and the Beneficiary(s) receive the Contract Value.
•	If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	if the Traditional Death Benefit or Maximum Anniversary Death Benefit is in effect and the deceased was a Determining Life, we increase the Contract Value to equal the guaranteed death benefit value if greater and the death benefit ends,
–	the surviving Joint Owner/spouse becomes the new Owner,
–	the Accumulation Phase continues, and
–	upon the surviving Joint Owner/spouse’s death, his or her Beneficiary(s) receives the Contract Value.
Action if the Contract is in the Annuity Phase

•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period expires.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action if the Contract is in the Accumulation Phase

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.
Action if the Contract is in the Annuity Phase

•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period expires.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

•	Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining guaranteed period of time.
•	No death benefit is payable.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

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Appendix A
 17

Appendix B – Historic Rate Sheet Supplements
Allianz VisionSM New York Variable Annuity
Issued by
Allianz Life Insurance Company of New York AND Allianz Life of NY Variable Account C
to the
Prospectus dated April 29, 2019 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 29, 2019 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective from April 29, 2019 through April 30, 2020 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (04.20v1) Available from April 7, 2020 through April 30, 2020
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	3.50% 4.00% 4.50%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (09.19, 10.19, 11.19, 12.19, 01.20,02.20, 03.20) Available from September 4, 2019 through April 6, 2020
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (07.19, 08.19) Available from July 2, 2019 through September 3, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

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Appendix B
 18

Income Protector Rider Rates for Benefit Versions: (05.19, 06.19) Available from May 7, 2019 through July 1, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions (04.19v2) Available from April 29, 2019 through May 6, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated May 1, 2018 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2018 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective from May 1, 2018 through April 26, 2019 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1) Available from November 6, 2018 through April 28, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (08.18, 09.18, 10.18) Available from August 7, 2018 through November 5, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.25% 4.75% 5.75%	60 – 64 65 – 79 80+	3.75% 4.25% 5.25%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

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Appendix B
 19

Income Protector Rider Rates for Benefit Versions: (05.18, 06.18, 07.18) Available from May 1, 2018 through August 6, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (08.18, 09.18, 10.18) Available from August 7, 2018 through November 5, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.25% 4.75% 5.75%	60 – 64 65 – 79 80+	3.75% 4.25% 5.25%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (11.18, 12.18) Available from November 6, 2018 through January 1, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective during the period May 1, 2017 through April 30, 2018 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17) Available from May 1, 2017 through December 4, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix B
 20

Income Protector Rider Rates for Benefit Versions: (12.17, 01.18, 02.18) Available from December 5, 2017 through March 5, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (03.18, 04.18) Available from March 6, 2018 through April 30,2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
8%, which is 2.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector and Investment Protector Rider Rate Sheet Supplements that were effective during the period April 25, 2016 through April 30, 2017 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Version: (04.16) Available from April 25, 2016 through May 2, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Investment Protector Rider Rates for Benefit Versions: (04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16) Available from April 25, 2016 through October 16, 2016
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix B
 21

Income Protector Rider Rates for Benefit Versions: (05.16, 06.16) Available from May 3, 2016 through July 4, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (07.16, 08.16) Available from July 5, 2016 through September 5, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (09.16, 10.16, 11.16) Available from September 6, 2016 through December 5, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Version: (12.16) Available from December 6, 2017 through January 2, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix B
 22

Income Protector Rider Rates for Benefit Versions: (01.17, 02.17) Available from January 3, 2017 through March 6, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (03.17, 04.17) Available from March 7, 2017 through April 30, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated April 27, 2015 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013
The following is a consolidation of the information provided in the Income Protector and Investment Protector Rider Rate Sheet Supplements that were effective during the period April 27, 2015 through April 22, 2016 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Version: (04.15) Available from April 27, 2015 through April 22, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Investment Protector Rider Rates for Benefit Version: (04.15) Available from May 3, 2016 through October 16, 2016
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix B
 23

Appendix C – Condensed Financial Information
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Additional Combinations of Benefit Options	M&E Charge
Base Contract with Maximum Anniversary Death Benefit	1.70%
Base Contract with Bonus Option	1.90%
(Number of Accumulation Units in thousands)
Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.70%
	12/31/2013	11.894	13.207	6
	12/31/2014	13.207	13.781	7
	12/31/2015	13.781	13.552	6
	12/31/2016	13.552	14.225	5
	12/31/2017	14.225	15.597	5
	12/31/2018	15.597	14.666	5
	12/31/2019	14.666	16.907	4
1.90%
	12/31/2013	11.818	13.097	0
	12/31/2014	13.097	13.639	1
	12/31/2015	13.639	13.386	5
	12/31/2016	13.386	14.024	5
	12/31/2017	14.024	15.346	4
	12/31/2018	15.346	14.401	4
	12/31/2019	14.401	16.570	5
AZL DFA Five-Year Global Fixed Income Fund
1.70%
	12/31/2017	N/A	9.789	0
	12/31/2018	9.789	9.737	0
	12/31/2019	9.737	9.909	0
1.90%
	12/31/2017	N/A	9.736	0
	12/31/2018	9.736	9.666	0
	12/31/2019	9.666	9.818	0
AZL DFA Multi-Strategy Fund
1.70%
	12/31/2013	12.290	14.631	28
	12/31/2014	14.631	15.325	32
	12/31/2015	15.325	14.968	29
	12/31/2016	14.968	16.090	26
	12/31/2017	16.090	17.830	23
	12/31/2018	17.830	16.495	21
	12/31/2019	16.495	18.907	18

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 24

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	12.211	14.509	5
	12/31/2014	14.509	15.168	69
	12/31/2015	15.168	14.785	9
	12/31/2016	14.785	15.863	8
	12/31/2017	15.863	17.543	8
	12/31/2018	17.543	16.198	7
	12/31/2019	16.198	18.530	6
AZL Enhanced Bond Index Fund
1.70%
	12/31/2014	N/A	11.106	2
	12/31/2015	11.106	10.946	12
	12/31/2016	10.946	11.008	13
	12/31/2017	11.008	11.150	22
	12/31/2018	11.150	10.899	46
	12/31/2019	10.899	11.615	57
1.90%
	12/31/2014	N/A	10.985	0
	12/31/2015	10.985	10.805	5
	12/31/2016	10.805	10.846	11
	12/31/2017	10.846	10.964	16
	12/31/2018	10.964	10.696	23
	12/31/2019	10.696	11.376	30
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.70%
	12/31/2013	12.029	13.972	21
	12/31/2014	13.972	14.032	25
	12/31/2015	14.032	13.044	23
	12/31/2016	13.044	13.662	27
	12/31/2017	13.662	14.927	22
	12/31/2018	14.927	14.380	18
	12/31/2019	14.380	16.582	15
1.90%
	12/31/2013	11.953	13.856	1
	12/31/2014	13.856	13.888	5
	12/31/2015	13.888	12.884	40
	12/31/2016	12.884	13.469	4
	12/31/2017	13.469	14.687	4
	12/31/2018	14.687	14.121	3
	12/31/2019	14.121	16.251	3
AZL Fidelity Institutional Asset Management Total Bond Fund
1.70%
	12/31/2013	10.006	9.622	29
	12/31/2014	9.622	9.970	47
	12/31/2015	9.970	9.716	78
	12/31/2016	9.716	10.079	80
	12/31/2017	10.079	10.335	89
	12/31/2018	10.335	10.034	94
	12/31/2019	10.034	10.880	148
1.90%
	12/31/2013	10.000	9.597	3
	12/31/2014	9.597	9.924	17
	12/31/2015	9.924	9.652	24
	12/31/2016	9.652	9.994	26
	12/31/2017	9.994	10.227	27
	12/31/2018	10.227	9.910	27
	12/31/2019	9.910	10.725	30

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 25

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Gateway Fund
1.70%
	12/31/2013	10.460	11.153	2
	12/31/2014	11.153	11.305	5
	12/31/2015	11.305	11.336	4
	12/31/2016	11.336	11.686	8
	12/31/2017	11.686	12.578	7
	12/31/2018	12.578	11.792	6
	12/31/2019	11.792	12.849	5
1.90%
	12/31/2013	10.404	11.071	0
	12/31/2014	11.071	11.201	0
	12/31/2015	11.201	11.209	2
	12/31/2016	11.209	11.532	2
	12/31/2017	11.532	12.389	2
	12/31/2018	12.389	11.591	2
	12/31/2019	11.591	12.606	1
AZL Government Money Market Fund
1.70%
	12/31/2013	10.245	10.074	255
	12/31/2014	10.074	9.906	144
	12/31/2015	9.906	9.741	118
	12/31/2016	9.741	9.579	166
	12/31/2017	9.579	9.424	95
	12/31/2018	9.424	9.359	175
	12/31/2019	9.359	9.331	123
1.90%
	12/31/2013	9.983	9.797	73
	12/31/2014	9.797	9.615	307
	12/31/2015	9.615	9.437	144
	12/31/2016	9.437	9.261	139
	12/31/2017	9.261	9.094	136
	12/31/2018	9.094	9.014	72
	12/31/2019	9.014	8.969	122
AZL International Index Fund
1.70%
	12/31/2013	10.223	12.199	16
	12/31/2014	12.199	11.253	26
	12/31/2015	11.253	10.911	32
	12/31/2016	10.911	10.769	87
	12/31/2017	10.769	13.212	70
	12/31/2018	13.212	11.165	60
	12/31/2019	11.165	13.333	52
1.90%
	12/31/2013	10.158	12.097	3
	12/31/2014	12.097	11.138	4
	12/31/2015	11.138	10.778	4
	12/31/2016	10.778	10.616	24
	12/31/2017	10.616	12.999	22
	12/31/2018	12.999	10.964	21
	12/31/2019	10.964	13.067	10

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 26

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
1.70%
	12/31/2015	N/A	9.861	8
	12/31/2016	9.861	9.920	10
	12/31/2017	9.920	10.060	8
	12/31/2018	10.060	9.870	8
	12/31/2019	9.870	10.529	23
1.90%
	12/31/2015	N/A	9.839	20
	12/31/2016	9.839	9.878	3
	12/31/2017	9.878	9.999	9
	12/31/2018	9.999	9.790	5
	12/31/2019	9.790	10.424	11
AZL Mid Cap Index Fund
1.70%
	12/31/2013	11.785	15.378	25
	12/31/2014	15.378	16.514	33
	12/31/2015	16.514	15.804	40
	12/31/2016	15.804	18.574	67
	12/31/2017	18.574	21.160	59
	12/31/2018	21.160	18.443	48
	12/31/2019	18.443	22.719	41
1.90%
	12/31/2013	11.722	15.266	22
	12/31/2014	15.266	16.361	19
	12/31/2015	16.361	15.627	41
	12/31/2016	15.627	18.330	83
	12/31/2017	18.330	20.841	77
	12/31/2018	20.841	18.129	74
	12/31/2019	18.129	22.288	64
AZL Moderate Index Strategy Fund
1.70%
	12/31/2013	13.326	16.336	4
	12/31/2014	16.336	17.428	23
	12/31/2015	17.428	16.714	25
	12/31/2016	16.714	17.899	21
	12/31/2017	17.899	19.941	18
	12/31/2018	19.941	18.591	16
	12/31/2019	18.591	21.814	13
1.90%
	12/31/2013	13.097	16.023	3
	12/31/2014	16.023	17.061	21
	12/31/2015	17.061	16.330	40
	12/31/2016	16.330	17.453	20
	12/31/2017	17.453	19.406	17
	12/31/2018	19.406	18.057	16
	12/31/2019	18.057	21.145	12
AZL Morgan Stanley Global Real Estate Fund
1.70%
	12/31/2013	10.644	10.783	0
	12/31/2014	10.783	12.062	0
	12/31/2015	12.062	11.702	0
	12/31/2016	11.702	11.867	0
	12/31/2017	11.867	12.804	0
	12/31/2018	12.804	11.573	0
	12/31/2019	11.573	13.439	0

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 27

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	10.503	10.618	0
	12/31/2014	10.618	11.855	3
	12/31/2015	11.855	11.478	0
	12/31/2016	11.478	11.618	0
	12/31/2017	11.618	12.510	0
	12/31/2018	12.510	11.285	0
	12/31/2019	11.285	13.079	0
AZL MSCI Emerging Markets Equity Index Fund
1.70%
	12/31/2013	11.438	11.011	0
	12/31/2014	11.011	10.262	0
	12/31/2015	10.262	8.790	0
	12/31/2016	8.790	9.498	0
	12/31/2017	9.498	12.761	0
	12/31/2018	12.761	10.606	0
	12/31/2019	10.606	12.221	0
1.90%
	12/31/2013	11.286	10.843	0
	12/31/2014	10.843	10.086	0
	12/31/2015	10.086	8.622	0
	12/31/2016	8.622	9.298	0
	12/31/2017	9.298	12.468	0
	12/31/2018	12.468	10.343	0
	12/31/2019	10.343	11.894	0
AZL MSCI Global Equity Index Fund
1.70%
	12/31/2014	N/A	15.514	0
	12/31/2015	15.514	13.338	0
	12/31/2016	13.338	12.993	3
	12/31/2017	12.993	15.610	3
	12/31/2018	15.610	13.975	3
	12/31/2019	13.975	17.487	2
1.90%
	12/31/2014	N/A	15.340	0
	12/31/2015	15.340	13.162	0
	12/31/2016	13.162	12.796	0
	12/31/2017	12.796	15.344	2
	12/31/2018	15.344	13.710	3
	12/31/2019	13.710	17.121	3
AZL MVP Balanced Index Strategy Fund
1.70%
	12/31/2013	10.671	11.811	129
	12/31/2014	11.811	12.321	186
	12/31/2015	12.321	12.088	251
	12/31/2016	12.088	12.671	288
	12/31/2017	12.671	13.881	245
	12/31/2018	13.881	13.041	257
	12/31/2019	13.041	14.992	252
1.90%
	12/31/2013	10.650	11.765	26
	12/31/2014	11.765	12.249	50
	12/31/2015	12.249	11.993	162
	12/31/2016	11.993	12.548	202
	12/31/2017	12.548	13.718	178
	12/31/2018	13.718	12.863	169
	12/31/2019	12.863	14.759	160

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 28

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP DFA Multi-Strategy Fund
1.70%
	12/31/2015	N/A	9.390	5
	12/31/2016	9.390	10.069	27
	12/31/2017	10.069	11.144	61
	12/31/2018	11.144	10.275	70
	12/31/2019	10.275	11.700	63
1.90%
	12/31/2015	N/A	9.378	2
	12/31/2016	9.378	10.036	20
	12/31/2017	10.036	11.086	19
	12/31/2018	11.086	10.201	19
	12/31/2019	10.201	11.593	24
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.70%
	12/31/2013	10.565	12.236	117
	12/31/2014	12.236	12.312	423
	12/31/2015	12.312	11.354	620
	12/31/2016	11.354	11.256	540
	12/31/2017	11.256	12.278	472
	12/31/2018	12.278	11.814	466
	12/31/2019	11.814	13.504	471
1.90%
	12/31/2013	10.550	12.196	14
	12/31/2014	12.196	12.247	98
	12/31/2015	12.247	11.272	166
	12/31/2016	11.272	11.153	166
	12/31/2017	11.153	12.142	165
	12/31/2018	12.142	11.659	155
	12/31/2019	11.659	13.301	150
AZL MVP Fusion Dynamic Balanced Fund
1.70%
	12/31/2013	12.449	13.643	161
	12/31/2014	13.643	14.030	443
	12/31/2015	14.030	13.554	613
	12/31/2016	13.554	14.117	616
	12/31/2017	14.117	15.579	574
	12/31/2018	15.579	14.490	549
	12/31/2019	14.490	16.494	516
1.90%
	12/31/2013	12.259	13.409	45
	12/31/2014	13.409	13.762	143
	12/31/2015	13.762	13.269	154
	12/31/2016	13.269	13.793	191
	12/31/2017	13.793	15.192	143
	12/31/2018	15.192	14.102	122
	12/31/2019	14.102	16.020	109
AZL MVP Fusion Dynamic Conservative Fund
1.70%
	12/31/2013	11.983	12.721	16
	12/31/2014	12.721	13.109	94
	12/31/2015	13.109	12.790	142
	12/31/2016	12.790	13.246	143
	12/31/2017	13.246	14.237	95
	12/31/2018	14.237	13.473	102
	12/31/2019	13.473	15.041	102

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 29

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	11.906	12.615	35
	12/31/2014	12.615	12.975	129
	12/31/2015	12.975	12.634	188
	12/31/2016	12.634	13.058	209
	12/31/2017	13.058	14.008	206
	12/31/2018	14.008	13.230	194
	12/31/2019	13.230	14.741	189
AZL MVP Fusion Dynamic Moderate Fund
1.70%
	12/31/2013	12.009	13.600	380
	12/31/2014	13.600	13.939	932
	12/31/2015	13.939	13.416	1,142
	12/31/2016	13.416	13.815	1,145
	12/31/2017	13.815	15.484	1,101
	12/31/2018	15.484	14.240	1,062
	12/31/2019	14.240	16.425	1,048
1.90%
	12/31/2013	11.826	13.366	136
	12/31/2014	13.366	13.673	210
	12/31/2015	13.673	13.134	308
	12/31/2016	13.134	13.498	340
	12/31/2017	13.498	15.099	297
	12/31/2018	15.099	13.858	306
	12/31/2019	13.858	15.954	306
AZL MVP Global Balanced Index Strategy Fund
1.70%
	12/31/2013	10.496	11.773	296
	12/31/2014	11.773	11.809	638
	12/31/2015	11.809	11.439	799
	12/31/2016	11.439	11.633	835
	12/31/2017	11.633	12.749	766
	12/31/2018	12.749	11.811	817
	12/31/2019	11.811	13.494	815
1.90%
	12/31/2013	10.475	11.727	38
	12/31/2014	11.727	11.740	131
	12/31/2015	11.740	11.349	246
	12/31/2016	11.349	11.520	265
	12/31/2017	11.520	12.600	243
	12/31/2018	12.600	11.649	244
	12/31/2019	11.649	13.284	202
AZL MVP Growth Index Strategy Fund
1.70%
	12/31/2013	10.915	12.971	440
	12/31/2014	12.971	13.580	962
	12/31/2015	13.580	13.245	1,257
	12/31/2016	13.245	13.909	1,495
	12/31/2017	13.909	15.861	1,539
	12/31/2018	15.861	14.589	1,638
	12/31/2019	14.589	17.288	1,727

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 30

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	10.894	12.920	67
	12/31/2014	12.920	13.500	395
	12/31/2015	13.500	13.142	552
	12/31/2016	13.142	13.773	674
	12/31/2017	13.773	15.675	695
	12/31/2018	15.675	14.389	670
	12/31/2019	14.389	17.019	641
AZL MVP Moderate Index Strategy Fund
1.70%
	12/31/2013	10.710	13.046	105
	12/31/2014	13.046	13.908	365
	12/31/2015	13.908	13.236	520
	12/31/2016	13.236	13.722	462
	12/31/2017	13.722	15.276	438
	12/31/2018	15.276	14.230	414
	12/31/2019	14.230	16.600	391
1.90%
	12/31/2013	10.689	12.995	27
	12/31/2014	12.995	13.826	246
	12/31/2015	13.826	13.132	346
	12/31/2016	13.132	13.588	344
	12/31/2017	13.588	15.097	274
	12/31/2018	15.097	14.035	226
	12/31/2019	14.035	16.341	216
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.70%
	12/31/2014	N/A	10.938	267
	12/31/2015	10.938	11.202	539
	12/31/2016	11.202	11.854	885
	12/31/2017	11.854	13.313	983
	12/31/2018	13.313	12.870	1,238
	12/31/2019	12.870	15.362	1,361
1.90%
	12/31/2014	N/A	10.917	194
	12/31/2015	10.917	11.159	418
	12/31/2016	11.159	11.785	489
	12/31/2017	11.785	13.210	420
	12/31/2018	13.210	12.745	427
	12/31/2019	12.745	15.182	465
AZL Russell 1000 Growth Index Fund
1.70%
	12/31/2014	N/A	17.530	2
	12/31/2015	17.530	18.075	7
	12/31/2016	18.075	18.916	49
	12/31/2017	18.916	23.974	39
	12/31/2018	23.974	23.066	30
	12/31/2019	23.066	30.682	25
1.90%
	12/31/2014	N/A	17.368	12
	12/31/2015	17.368	17.872	21
	12/31/2016	17.872	18.667	53
	12/31/2017	18.667	23.612	56
	12/31/2018	23.612	22.673	55
	12/31/2019	22.673	30.100	49

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 31

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Value Index Fund
1.70%
	12/31/2014	N/A	16.693	2
	12/31/2015	16.693	15.687	12
	12/31/2016	15.687	17.917	37
	12/31/2017	17.917	19.912	33
	12/31/2018	19.912	17.870	27
	12/31/2019	17.870	22.116	22
1.90%
	12/31/2014	N/A	16.538	10
	12/31/2015	16.538	15.511	25
	12/31/2016	15.511	17.681	63
	12/31/2017	17.681	19.611	54
	12/31/2018	19.611	17.565	50
	12/31/2019	17.565	21.696	46
AZL S&P 500 Index Fund
1.70%
	12/31/2013	9.512	12.314	60
	12/31/2014	12.314	13.697	91
	12/31/2015	13.697	13.595	102
	12/31/2016	13.595	14.899	114
	12/31/2017	14.899	17.780	96
	12/31/2018	17.780	16.635	80
	12/31/2019	16.635	21.409	67
1.90%
	12/31/2013	9.405	12.151	20
	12/31/2014	12.151	13.489	36
	12/31/2015	13.489	13.363	118
	12/31/2016	13.363	14.615	127
	12/31/2017	14.615	17.407	111
	12/31/2018	17.407	16.254	103
	12/31/2019	16.254	20.879	87
AZL Small Cap Stock Index Fund
1.70%
	12/31/2013	10.746	14.858	0
	12/31/2014	14.858	15.374	0
	12/31/2015	15.374	14.740	0
	12/31/2016	14.740	18.220	0
	12/31/2017	18.220	20.200	0
	12/31/2018	20.200	18.087	0
	12/31/2019	18.087	21.731	0
1.90%
	12/31/2013	10.624	14.661	11
	12/31/2014	14.661	15.141	2
	12/31/2015	15.141	14.488	10
	12/31/2016	14.488	17.873	30
	12/31/2017	17.873	19.777	23
	12/31/2018	19.777	17.673	25
	12/31/2019	17.673	21.192	24

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 32

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL T. Rowe Price Capital Appreciation Fund
1.70%
	12/31/2013	11.557	14.767	21
	12/31/2014	14.767	16.230	43
	12/31/2015	16.230	16.767	48
	12/31/2016	16.767	17.779	47
	12/31/2017	17.779	20.113	35
	12/31/2018	20.113	19.849	31
	12/31/2019	19.849	24.276	24
1.90%
	12/31/2013	11.302	14.413	3
	12/31/2014	14.413	15.809	20
	12/31/2015	15.809	16.300	35
	12/31/2016	16.300	17.250	37
	12/31/2017	17.250	19.476	39
	12/31/2018	19.476	19.183	26
	12/31/2019	19.183	23.415	21
BlackRock Global Allocation V.I. Fund
1.70%
	12/31/2013	10.384	11.682	20
	12/31/2014	11.682	11.709	39
	12/31/2015	11.709	11.398	50
	12/31/2016	11.398	11.634	53
	12/31/2017	11.634	13.008	39
	12/31/2018	13.008	11.820	31
	12/31/2019	11.820	13.686	26
1.90%
	12/31/2013	10.287	11.551	0
	12/31/2014	11.551	11.554	11
	12/31/2015	11.554	11.225	16
	12/31/2016	11.225	11.435	13
	12/31/2017	11.435	12.761	14
	12/31/2018	12.761	11.573	12
	12/31/2019	11.573	13.373	11
Davis VA Financial Portfolio
1.70%
	12/31/2013	13.065	16.863	0
	12/31/2014	16.863	18.712	0
	12/31/2015	18.712	18.768	0
	12/31/2016	18.768	21.084	0
	12/31/2017	21.084	25.173	0
	12/31/2018	25.173	22.109	0
	12/31/2019	22.109	27.361	0
1.90%
	12/31/2013	12.732	16.401	0
	12/31/2014	16.401	18.163	0
	12/31/2015	18.163	18.181	0
	12/31/2016	18.181	20.385	0
	12/31/2017	20.385	24.291	0
	12/31/2018	24.291	21.292	0
	12/31/2019	21.292	26.298	0

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 33

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 50% Portfolio
1.70%
	12/31/2013	11.472	12.934	1
	12/31/2014	12.934	13.347	1
	12/31/2015	13.347	13.122	1
	12/31/2016	13.122	13.428	1
	12/31/2017	13.428	15.086	1
	12/31/2018	15.086	14.035	1
	12/31/2019	14.035	16.241	1
1.90%
	12/31/2013	11.318	12.736	0
	12/31/2014	12.736	13.117	1
	12/31/2015	13.117	12.870	10
	12/31/2016	12.870	13.145	10
	12/31/2017	13.145	14.739	10
	12/31/2018	14.739	13.685	4
	12/31/2019	13.685	15.805	4
Fidelity VIP FundsManager 60% Portfolio
1.70%
	12/31/2013	10.481	12.201	3
	12/31/2014	12.201	12.628	3
	12/31/2015	12.628	12.451	1
	12/31/2016	12.451	12.811	1
	12/31/2017	12.811	14.709	1
	12/31/2018	14.709	13.520	1
	12/31/2019	13.520	15.987	0
1.90%
	12/31/2013	10.369	12.047	0
	12/31/2014	12.047	12.444	0
	12/31/2015	12.444	12.245	0
	12/31/2016	12.245	12.576	0
	12/31/2017	12.576	14.410	1
	12/31/2018	14.410	13.219	1
	12/31/2019	13.219	15.600	1
Franklin Allocation VIP Fund
1.70%
	12/31/2013	8.867	10.792	0
	12/31/2014	10.792	10.914	0
	12/31/2015	10.914	10.064	0
	12/31/2016	10.064	11.201	0
	12/31/2017	11.201	12.333	0
	12/31/2018	12.333	10.956	0
	12/31/2019	10.956	12.912	0
1.90%
	12/31/2013	8.770	10.653	0
	12/31/2014	10.653	10.752	3
	12/31/2015	10.752	9.896	0
	12/31/2016	9.896	10.991	0
	12/31/2017	10.991	12.079	2
	12/31/2018	12.079	10.709	2
	12/31/2019	10.709	12.596	2

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 34

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
1.70%
	12/31/2013	52.152	58.430	26
	12/31/2014	58.430	60.105	108
	12/31/2015	60.105	54.931	152
	12/31/2016	54.931	61.587	166
	12/31/2017	61.587	66.418	178
	12/31/2018	66.418	62.491	144
	12/31/2019	62.491	71.314	134
1.90%
	12/31/2013	49.755	55.634	14
	12/31/2014	55.634	57.117	31
	12/31/2015	57.117	52.097	43
	12/31/2016	52.097	58.296	52
	12/31/2017	58.296	62.746	57
	12/31/2018	62.746	58.919	53
	12/31/2019	58.919	67.106	51
Franklin Mutual Shares VIP Fund
1.70%
	12/31/2013	21.374	26.957	7
	12/31/2014	26.957	28.394	18
	12/31/2015	28.394	26.541	18
	12/31/2016	26.541	30.288	14
	12/31/2017	30.288	32.269	13
	12/31/2018	32.269	28.850	10
	12/31/2019	28.850	34.771	9
1.90%
	12/31/2013	20.713	26.071	13
	12/31/2014	26.071	27.407	8
	12/31/2015	27.407	25.568	11
	12/31/2016	25.568	29.121	12
	12/31/2017	29.121	30.965	8
	12/31/2018	30.965	27.630	8
	12/31/2019	27.630	33.235	7
Franklin U.S. Government Securities VIP Fund
1.70%
	12/31/2013	28.601	27.494	17
	12/31/2014	27.494	27.949	24
	12/31/2015	27.949	27.612	31
	12/31/2016	27.612	27.331	46
	12/31/2017	27.331	27.235	48
	12/31/2018	27.235	26.868	47
	12/31/2019	26.868	27.800	49
1.90%
	12/31/2013	27.287	26.179	0
	12/31/2014	26.179	26.560	32
	12/31/2015	26.560	26.188	44
	12/31/2016	26.188	25.871	52
	12/31/2017	25.871	25.730	59
	12/31/2018	25.730	25.332	59
	12/31/2019	25.332	26.160	56

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 35

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust Core Bond Portfolio
1.70%
	12/31/2014	N/A	13.167	2
	12/31/2015	13.167	13.059	3
	12/31/2016	13.059	13.077	4
	12/31/2017	13.077	13.283	4
	12/31/2018	13.283	13.031	3
	12/31/2019	13.031	13.821	4
1.90%
	12/31/2014	N/A	12.949	1
	12/31/2015	12.949	12.817	3
	12/31/2016	12.817	12.809	3
	12/31/2017	12.809	12.986	3
	12/31/2018	12.986	12.714	4
	12/31/2019	12.714	13.458	8
MFS VIT Total Return Bond Portfolio
1.70%
	12/31/2014	N/A	16.988	13
	12/31/2015	16.988	16.607	18
	12/31/2016	16.607	16.985	19
	12/31/2017	16.985	17.400	12
	12/31/2018	17.400	16.880	28
	12/31/2019	16.880	18.245	51
1.90%
	12/31/2014	N/A	16.497	39
	12/31/2015	16.497	16.095	3
	12/31/2016	16.095	16.428	8
	12/31/2017	16.428	16.797	11
	12/31/2018	16.797	16.264	12
	12/31/2019	16.264	17.544	12
PIMCO VIT All Asset Portfolio
1.70%
	12/31/2013	15.954	15.731	25
	12/31/2014	15.731	15.541	82
	12/31/2015	15.541	13.908	113
	12/31/2016	13.908	15.443	112
	12/31/2017	15.443	17.243	110
	12/31/2018	17.243	16.036	100
	12/31/2019	16.036	17.644	98
1.90%
	12/31/2013	16.605	16.340	9
	12/31/2014	16.340	16.111	21
	12/31/2015	16.111	14.390	30
	12/31/2016	14.390	15.947	33
	12/31/2017	15.947	17.770	33
	12/31/2018	17.770	16.494	32
	12/31/2019	16.494	18.112	30
PIMCO VIT Balanced Allocation Portfolio
1.70%
	12/31/2013	10.216	9.431	54
	12/31/2014	9.431	9.726	174
	12/31/2015	9.726	9.462	255
	12/31/2016	9.462	9.578	260
	12/31/2017	9.578	10.782	225
	12/31/2018	10.782	10.008	205
	12/31/2019	10.008	11.711	186

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 36

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	10.203	9.400	3
	12/31/2014	9.400	9.675	27
	12/31/2015	9.675	9.394	66
	12/31/2016	9.394	9.490	63
	12/31/2017	9.490	10.662	61
	12/31/2018	10.662	9.878	59
	12/31/2019	9.878	11.535	53
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.70%
	12/31/2013	11.269	9.452	0
	12/31/2014	9.452	7.581	0
	12/31/2015	7.581	5.538	0
	12/31/2016	5.538	6.271	0
	12/31/2017	6.271	6.299	0
	12/31/2018	6.299	5.318	0
	12/31/2019	5.318	5.827	0
1.90%
	12/31/2013	11.097	9.289	0
	12/31/2014	9.289	7.436	0
	12/31/2015	7.436	5.422	0
	12/31/2016	5.422	6.127	0
	12/31/2017	6.127	6.142	0
	12/31/2018	6.142	5.175	0
	12/31/2019	5.175	5.659	0
PIMCO VIT Dynamic Bond Portfolio
1.70%
	12/31/2013	10.362	10.075	53
	12/31/2014	10.075	10.208	103
	12/31/2015	10.208	9.868	126
	12/31/2016	9.868	10.163	145
	12/31/2017	10.163	10.493	126
	12/31/2018	10.493	10.423	118
	12/31/2019	10.423	10.755	127
1.90%
	12/31/2013	10.327	10.021	11
	12/31/2014	10.021	10.134	59
	12/31/2015	10.134	9.777	51
	12/31/2016	9.777	10.049	65
	12/31/2017	10.049	10.356	63
	12/31/2018	10.356	10.267	66
	12/31/2019	10.267	10.572	70
PIMCO VIT Emerging Markets Bond Portfolio
1.70%
	12/31/2013	17.557	16.064	0
	12/31/2014	16.064	16.033	0
	12/31/2015	16.033	15.412	0
	12/31/2016	15.412	17.171	0
	12/31/2017	17.171	18.551	0
	12/31/2018	18.551	17.377	0
	12/31/2019	17.377	19.609	0

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 37

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	17.289	15.788	0
	12/31/2014	15.788	15.727	2
	12/31/2015	15.727	15.087	0
	12/31/2016	15.087	16.777	0
	12/31/2017	16.777	18.090	0
	12/31/2018	18.090	16.911	0
	12/31/2019	16.911	19.047	0
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.70%
	12/31/2013	14.160	12.742	0
	12/31/2014	12.742	12.813	0
	12/31/2015	12.813	12.091	0
	12/31/2016	12.091	12.369	0
	12/31/2017	12.369	13.212	0
	12/31/2018	13.212	12.446	0
	12/31/2019	12.446	12.987	0
1.90%
	12/31/2013	13.944	12.524	0
	12/31/2014	12.524	12.568	0
	12/31/2015	12.568	11.837	0
	12/31/2016	11.837	12.085	0
	12/31/2017	12.085	12.884	0
	12/31/2018	12.884	12.112	0
	12/31/2019	12.112	12.614	0
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.70%
	12/31/2013	10.224	9.737	26
	12/31/2014	9.737	9.432	52
	12/31/2015	9.432	8.807	67
	12/31/2016	8.807	9.248	70
	12/31/2017	9.248	9.483	62
	12/31/2018	9.483	9.422	94
	12/31/2019	9.422	9.994	77
1.90%
	12/31/2013	10.190	9.686	3
	12/31/2014	9.686	9.363	6
	12/31/2015	9.363	8.726	13
	12/31/2016	8.726	9.144	14
	12/31/2017	9.144	9.359	12
	12/31/2018	9.359	9.280	12
	12/31/2019	9.280	9.825	12
PIMCO VIT Global Managed Asset Allocation Portfolio
1.70%
	12/31/2013	11.326	10.260	0
	12/31/2014	10.260	10.563	2
	12/31/2015	10.563	10.372	5
	12/31/2016	10.372	10.610	5
	12/31/2017	10.610	11.902	5
	12/31/2018	11.902	11.064	4
	12/31/2019	11.064	12.735	4

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 38

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	11.254	10.175	0
	12/31/2014	10.175	10.455	0
	12/31/2015	10.455	10.245	0
	12/31/2016	10.245	10.460	0
	12/31/2017	10.460	11.711	0
	12/31/2018	11.711	10.864	0
	12/31/2019	10.864	12.481	0
PIMCO VIT High Yield Portfolio
1.70%
	12/31/2013	18.631	19.370	78
	12/31/2014	19.370	19.682	201
	12/31/2015	19.682	19.035	255
	12/31/2016	19.035	21.046	294
	12/31/2017	21.046	22.063	291
	12/31/2018	22.063	21.117	266
	12/31/2019	21.117	23.822	273
1.90%
	12/31/2013	17.497	18.155	25
	12/31/2014	18.155	18.412	81
	12/31/2015	18.412	17.771	113
	12/31/2016	17.771	19.611	125
	12/31/2017	19.611	20.518	138
	12/31/2018	20.518	19.600	139
	12/31/2019	19.600	22.067	120
PIMCO VIT Long-Term U.S. Government Portfolio
1.70%
	12/31/2017	N/A	26.750	0
	12/31/2018	26.750	25.674	0
	12/31/2019	25.674	28.607	0
1.90%
	12/31/2017	N/A	25.769	1
	12/31/2018	25.769	24.684	4
	12/31/2019	24.684	27.450	4
PIMCO VIT Real Return Portfolio
1.70%
	12/31/2013	16.128	14.397	29
	12/31/2014	14.397	14.594	76
	12/31/2015	14.594	13.962	100
	12/31/2016	13.962	14.441	103
	12/31/2017	14.441	14.719	92
	12/31/2018	14.719	14.152	87
	12/31/2019	14.152	15.090	90
1.90%
	12/31/2013	15.819	14.093	10
	12/31/2014	14.093	14.258	24
	12/31/2015	14.258	13.613	43
	12/31/2016	13.613	14.054	64
	12/31/2017	14.054	14.296	65
	12/31/2018	14.296	13.718	64
	12/31/2019	13.718	14.598	67

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 39

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
1.70%
	12/31/2013	10.429	12.223	1
	12/31/2014	12.223	12.127	4
	12/31/2015	12.127	10.851	2
	12/31/2016	10.851	11.493	6
	12/31/2017	11.493	13.900	5
	12/31/2018	13.900	12.198	4
	12/31/2019	12.198	15.296	3
1.90%
	12/31/2013	10.373	12.134	0
	12/31/2014	12.134	12.015	3
	12/31/2015	12.015	10.729	0
	12/31/2016	10.729	11.342	0
	12/31/2017	11.342	13.691	1
	12/31/2018	13.691	11.991	1
	12/31/2019	11.991	15.006	1
PIMCO VIT Total Return Portfolio
1.70%
	12/31/2013	19.727	19.017	66
	12/31/2014	19.017	19.499	132
	12/31/2015	19.499	19.259	145
	12/31/2016	19.259	19.444	166
	12/31/2017	19.444	20.060	155
	12/31/2018	20.060	19.617	156
	12/31/2019	19.617	20.901	171
1.90%
	12/31/2013	18.719	18.010	20
	12/31/2014	18.010	18.430	40
	12/31/2015	18.430	18.168	99
	12/31/2016	18.168	18.306	100
	12/31/2017	18.306	18.849	109
	12/31/2018	18.849	18.397	114
	12/31/2019	18.397	19.562	125
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.70%
	12/31/2015	N/A	9.183	7
	12/31/2016	9.183	9.324	22
	12/31/2017	9.324	10.535	22
	12/31/2018	10.535	9.707	46
	12/31/2019	9.707	11.103	48
1.90%
	12/31/2015	N/A	9.170	0
	12/31/2016	9.170	9.293	2
	12/31/2017	9.293	10.479	8
	12/31/2018	10.479	9.637	8
	12/31/2019	9.637	11.001	8
Templeton Global Bond VIP Fund
1.70%
	12/31/2013	46.320	46.288	25
	12/31/2014	46.288	46.348	78
	12/31/2015	46.348	43.611	111
	12/31/2016	43.611	44.142	122
	12/31/2017	44.142	44.242	119
	12/31/2018	44.242	44.342	101
	12/31/2019	44.342	44.478	110

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 40

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2013	44.214	44.096	8
	12/31/2014	44.096	44.067	17
	12/31/2015	44.067	41.383	23
	12/31/2016	41.383	41.805	29
	12/31/2017	41.805	41.818	27
	12/31/2018	41.818	41.829	27
	12/31/2019	41.829	41.875	29
Templeton Growth VIP Fund
1.70%
	12/31/2013	23.805	30.621	4
	12/31/2014	30.621	29.262	19
	12/31/2015	29.262	26.906	18
	12/31/2016	26.906	29.001	15
	12/31/2017	29.001	33.794	7
	12/31/2018	33.794	28.292	6
	12/31/2019	28.292	32.035	5
1.90%
	12/31/2013	22.945	29.458	8
	12/31/2014	29.458	28.094	3
	12/31/2015	28.094	25.782	6
	12/31/2016	25.782	27.735	7
	12/31/2017	27.735	32.255	3
	12/31/2018	32.255	26.950	3
	12/31/2019	26.950	30.456	3

Allianz VisionSM New York Statement of Additional Information – May 1, 2020
Appendix C
 41

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.*	Financial Statements
The following financial statements of the Company are filed herewith.
1.	Report of Independent Auditors
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – December 31, 2019 and 2018
3.	Statutory Statements of Operations – Years ended December 31, 2019, 2018, and 2017
4.	Statutory Statements of Capital and Surplus – Years ended December 31, 2019, 2018, and 2017
5.	Statutory Statements of Cash Flows – Years ended December 31, 2019, 2018, and 2017
6.	Notes to the Statutory Financial Statements and Schedules – December 31, 2019, 2018, and 2017
The following financial statements of the Variable Account are filed herewith.
1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2019
3.	Statements of Operations – For the year or periods ended December 31, 2019
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2019 and 2018
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2019
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registrant’s N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registrant’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997. Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registrant’s Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Allianz Life Variable Account B’s Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40534-NY incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

b.
Individual Variable Annuity "Bonus" Contract-L40535-NY incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

c.
Income Protector Rider-S40844-NY incorporated by reference as exhibit EX-99.B4.c. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

d.
Income Focus Rider –S40848-NY incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

e.
Investment Protector Rider-S408052-NY incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

f.
Maximum Anniversary Death Benefit Rider-S40857-NY incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

g.
Vision Contract Schedules-S40832-NY, S40833-NY, S40834-NY, S40835-NY, S40845-NY, S40849-NY, S40854-NY, S40858-NY combined incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

h.
Investment Option Contract Schedules- S40847-NY, S40851-NY, S40856-NY, S40860-NY combined incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

i.
Asset Allocation Rider-Investment Protector-S40853-NY incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

j.
Inherited IRA/Roth IRA Endorsement - S40714-NY incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.

k.
Roth IRA Endorsement - P20041 incorporated by reference as exhibit EX-99.B4.k. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

l.
IRA Endorsement - P30012-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

m.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.l. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

n.
403(b) Endorsement - P30014 incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

o.
Waiver of Withdrawal Charge rider-S40749-NY, incorporated by reference as exhibit EX‑99.B4.e. from Registrant's initial filing on Form N-4 (File Nos. 333-213128 and 811-05716), electronically filed on August 15, 2016.

5.	a.
Application for Ind. Var. Annuity Contract-F60002-NY incorporated by reference as exhibit EX-99.B5.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on November 19, 2012.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Registrant’s Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.b. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.c. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

d.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	e.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.f. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	f.	-
Amendment to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 9/1/2015 incorporated by reference as exhibit EX-99.B8.f. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

g.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

	h.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 9-1-2015 incorporated by reference as exhibit EX-99.B8.h. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

i.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.n. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.

	j.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	k.	-
Amendment  to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated January 16, 2014 incorporated by reference as exhibit EX-99.B8.l. from Registrant’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

	l.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated 9-1-2015 incorporated by reference as exhibit EX-99.B8.l. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

m.
Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.t. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

	n.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	o.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated 9-1-2015 incorporated by reference as exhibit EX-99.B8.o. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

p.
Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	q.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.af. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	r.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated dated 9-1-2015 incorporated by reference as exhibit EX-99.B8.r. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

s.
Participation Agreement between Allianz Life Insurance Company of New York, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated May 1, 2014 incorporated by reference as exhibit EX-99.B8.s. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

t.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	u.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

	v.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on October 18, 2011.

	w.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	x.	-
Amendment dated September 17, 2012 to Participation Agreement between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

	y.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, PIMCO Equity Series VIT, PIMCO Investments LLC (formerly Allianz Global Investors Distributors LLC, dated October 15, 2015 incorporated by reference as exhibit EX-99.B8.y. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

z.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.d. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

aa.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.

	ab.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	ac.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on August 21, 2012.

ad.
Service Agreement between Allianz Life Insurance Company of New York, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.u. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

ae.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of New York dated June 17, 2010 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Registrant’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

	af.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

ag.
Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

ah.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	ai.	-
Amendment dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	aj.	-
Amendment  dated September 17, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

ak.
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

al.
Revised Schedule A dated April 15, 2015 to the Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC incorporated by reference as exhibit EX-99.B8.al. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

am.
Marketing Support Agreement between Allianz Global Investors Distributors LLC and Allianz Life Insurance Company of North America, dated April 15, 2015 incorporated by reference as exhibit EX-99.B8.am. from Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-182990 and 811-05716) electronically filed on November 9, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firms
11.	Not Applicable
12.	Not Applicable
13.*	a.	Power of Attorney-White, Gaumond,Thiel, Thomes, Smith, Goss, Clark, Lods, Walker

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Chairman of the Board and Chief Executive Officer
William E. Gaumond	Director, Chief Financial Officer and Treasurer
Martha Clark Goss 122 Timber Ridge Road Newtown, PA 18940	Director
Gary A. Smith Ivy Planning Group, LLC 6701 Democracy Blvd, Suite 300 Bethesda, MD 20817	Director
Eric J. Thomes	Director and President
Steven J. Thiel	Director, Vice President, Appointed Actuary
Neil H. McKay	Chief Actuary
Gretchen Cepek	Chief Legal Officer and Secretary
Catherine A. Mahone	Chief Administrative Officer
Stephen W Koslow	Vice President, Chief Ethics and Compliance Officer and Consumer Affairs Officer
Todd M. Hedtke	Chief Investment Officer
Brent M. Hipsher	Vice President, Controller, and Assistant Treasurer
Ronald M. Clark 14401 North Giant Saguaro Place Oro Valley, Arizona 85755	Director
Lorraine Lods 71 Shepherd Street Rockville Centre, NY 11570	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2020, there were 9,352 qualified and 4,093 non-qualified Allianz Vision NY Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company, as restated March 9, 2011, provide:
ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES
To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Insurance Company pursuant to the foregoing provisions, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Insurance Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS
a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Funds
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Michael J. Brandriet	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Rebecca Wysocki	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary

c.	For the period 1-1-2019 to 12-31-2019
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$27,988,133.70	$0	$0	$0
The $27,988,133.70 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 21st day of April, 2020.
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

By: WALTER R. WHITE(1)
Walter R. White
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2020.
Signature	Title
Walter R. White(1)	Chairman of the Board and Chief Executive Officer
William E. Gaumond(1)	Director, Chief Financial Officer and Treasurer
Steven J. Thiel(1)	Director, Vice President and Appointed Actuary
Eric Thomes(1)	Director
Gary A. Smith(1)	Director
Martha Clark Goss(1)	Director
Ronald M. Clark(1)	Director
Lorraine Lods(1)	Director
Kevin E. Walker(1)	Director
(1)	By Power of Attorney filed herewith.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 21
TO FORM N-4
(FILE NOS. 333-182990 AND 811-05716)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
INDEX TO EXHIBITS
EX-99.A.	Financial Statements
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firms
EX-99.B13.a.	Power of Attorney